As filed with the Securities and Exchange Commission on April 14, 2015

File No.

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[ ]

Franklin Mutual Series Funds
(Exact Name of Registrant as Specified in Charter)

(201) 912-2100
(Registrant's Area Code and Telephone Number)

101 John F. Kennedy Parkway, Short Hills, NJ 07078
(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A, Class C, and Class Z Shares of beneficial interest, no par value, of Franklin Mutual Quest Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filng will become effective on May 14, 2015 pursuant to Rule 488 under the Securities Act of 1933.

      FRANKLIN MUTUAL RECOVERY FUND

IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Meeting of Shareholders of the Franklin Mutual Recovery Fund (the “Recovery Fund”) scheduled for July 15, 2015, at [2:00 p.m.], Pacific time.  They discuss a proposal to be voted on at the meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement, and a proxy card.  A proxy card is, in essence, a ballot.  When you complete a proxy card, it tells us how you wish the individual(s) named on your proxy to vote on important issues relating to the Recovery Fund.  If you complete, sign and return a proxy card, we’ll vote your proxy exactly as you tell us.  If you simply sign and return a proxy card without indicating how your shares are to be voted, we’ll vote your proxy FOR the proposal.

We urge you to review carefully the proposal in the Prospectus/Proxy Statement.  Then, fill out the proxy card and return it to us so that we know how you would like to vote.  When shareholders return their proxy cards promptly, additional costs of having to conduct additional mailings may be avoided.  PLEASE COMPLETE, SIGN AND RETURN the proxy card you receive.

We welcome your comments.  If you have any questions, call Fund Information at

(800) DIAL BEN® or (800) 342-5236.

TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day.  If your account is eligible, separate instructions are enclosed.

FRANKLIN MUTUAL RECOVERY FUND

101 John F. Kennedy Parkway

Short Hills, NJ 07078-2702

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on July 15, 2015

To the Shareholders of the Franklin Mutual Recovery Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of the Franklin Mutual Recovery Fund (the “Recovery Fund”), will be held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, CA, 94403-1906, on July 15, 2015, at [2:00 p.m.], Pacific time.  The Meeting is being called for the following purposes:

1.    To approve an Agreement and Plan of Reorganization (the “Plan”) between the Recovery Fund and Franklin Mutual Series Funds, on behalf of its series, the Franklin Mutual Quest Fund (the “Quest Fund”), that provides for the reorganization of the Recovery Fund from a closed-end investment company operating as an interval fund into an open-end investment company through:  (i) the acquisition of substantially all of the assets of the Recovery Fund by the Quest Fund in exchange solely for shares of the Quest Fund, (ii) the distribution of such shares to the shareholders of the Recovery Fund, and (iii) the complete liquidation and dissolution of the Recovery Fund.

2.    To transact such other business as may properly come before the Meeting.

A copy of the form of the Plan, which more completely sets forth the transaction proposed for the Recovery Fund, is attached as Exhibit A to the Prospectus/Proxy Statement.

Shareholders of record as of the close of business on March 31, 2015 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.

By Order of the Board of Trustees,

Steven J. Gray

Secretary

May __, 2015

You are invited to attend the Meeting, but if you cannot do so, the Board of Trustees of the Recovery Fund urges you to complete, date, sign, and return the enclosed proxy card in the enclosed postage-paid return envelope.  It is important that you return your signed proxy card promptly so that a quorum may be ensured at the Meeting.  You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy, by giving written notice of revocation to the Recovery Fund at any time before the proxy is exercised, or by voting in person at the Meeting.  You may also be able to vote by touch-tone telephone by calling the toll-free number printed on your proxy card and following the recorded instructions.  In addition, you may also be able to vote through the Internet by visiting the website printed on your proxy card and following the on-line instructions.

Prospectus/Proxy Statement

When reading this Prospectus/Proxy Statement, you will notice that certain terms are capitalized.  The more significant of those capitalized terms are explained in our glossary section at the back of the Prospectus/Proxy Statement.

TABLE OF CONTENTS

Page

Cover Page                                                                                                                                         Cover

SUMMARY

What am I being asked to vote upon regarding the Plan?

What will happen if the shareholders approve the Plan?

How will the Transaction affect me?

What are the federal income tax consequences of the Transaction?

How do the distribution and purchase procedures of the Funds compare?

How do the redemption procedures and exchange privileges of the Funds compare?

What is the anticipated timing of the Transaction?

What happens if the Transaction is not approved?

How will shareholder voting be handled?

What is the Board’s recommendation regarding the proposal?

COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment goals, strategies, and policies of the Funds?

How do the principal investment risks of the Fund compare?

What are the differences between a closed-end fund that operates as an interval fund such as the Recovery Fund and an open-end fund such as the Quest Fund?

What are the distribution and purchase procedures of the Funds?

What are the redemption procedures and exchange privileges of the Funds?

Who manages the Funds?

What are the Funds’ investment management fees?

What are the fees and expenses of each Fund and what might they be after the Transaction?

How do the performance records of the Funds compare?

Where can I find more financial and performance information about the Funds?

What are other key features of the Funds?

REASONS FOR THE TRANSACTION

INFORMATION ABOUT THE TRANSACTION

How will the Transaction be carried out?

Who will pay the expenses of the Transaction?

What should I know about Quest Fund Shares?

What are the capitalizations of the Funds and what might the Quest Fund’s capitalization be after the Transaction?

COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

How do the fundamental investment policies of the Funds differ?

What are the principal investment risks associated with investments in the Funds?

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION

INFORMATION ABOUT THE FUNDS

FURTHER INFORMATION ABOUT THE FUNDS

VOTING INFORMATION

How many votes are necessary to approve the Plan?

How do I ensure my vote is accurately recorded?

May I revoke my proxy?

What other matters will be voted upon at the Meeting?

Who is entitled to vote?

How will proxies be solicited?

Are there dissenters’ rights?

PRINCIPAL HOLDERS OF SHARES

SHAREHOLDER PROPOSALS

ADJOURNMENT

GLOSSARY

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

A.  Form of Agreement and Plan of Reorganization

B.  Financial Highlights of the Recovery Fund and the Quest Fund

C.  Principal Holders of Securities

D.  Prospectus of Franklin Mutual Quest Fund - Class A, Class C, Class R, Class R6 and Class Z shares, dated May 1, 2015 (enclosed)

PROSPECTUS/PROXY STATEMENT

Dated May__, 2015

Acquisition of Substantially All of the Assets of

FRANKLIN MUTUAL RECOVERY FUND

By and in Exchange for Shares of

FRANKLIN MUTUAL QUEST FUND

(a series of Franklin Mutual Series Funds)

(“FMSF” and, together with Franklin Mutual Recovery Fund, the “Trusts”)

This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the “Meeting”) of the Franklin Mutual Recovery Fund (the “Recovery Fund”).  At the Meeting, shareholders of the Recovery Fund will be asked to approve or disapprove an Agreement and Plan of Reorganization (the “Plan”).  If the Recovery Fund’s shareholders vote to approve the Plan, substantially all of the assets of the Recovery Fund will be acquired by the Franklin Mutual Quest Fund (the “Quest Fund”), a series of FMSF, in exchange for Class A, Class C and Class Z shares of the Quest Fund.  As a consequence of the proposed reorganization, the shareholders of the Recovery Fund would reorganize from a closed-end investment company operating as an interval fund into an open-end investment company with similar investment goals and strategies that offers daily liquidity to its shareholders.

The principal offices of the Trusts are located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078-2702.  You can reach the offices of the Trusts by calling (800) [342-5236.]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

The Meeting will be held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, CA, on July 15, 2015 at [2:00 p.m.], Pacific time.  The Board of Trustees of the Recovery Fund (the “Board”) is soliciting these proxies.  This Prospectus/Proxy Statement will first be sent to shareholders on or about [May __, 2015.]

If the Recovery Fund’s shareholders vote to approve the Plan, you will receive Class A shares of the Quest Fund with an aggregate net asset value (“NAV”) equivalent to your investment in Class A shares of the Recovery Fund, Class C shares of the Quest Fund with an aggregate NAV equivalent to your investment in Class C shares of the Recovery Fund, and Class Z shares of the Quest Fund with an aggregate NAV equivalent to your investment in Advisor Class shares of the Recovery Fund.  The Recovery Fund will then be liquidated and dissolved.

The Recovery Fund and the Quest Fund (each, a “Fund” and, collectively, the “Funds”) have similar investment goals and strategies, but have certain differences in risks which primarily relate to the operation of the Recovery Fund as a closed-end investment company and Quest Fund as an open-end investment company.  The Recovery Fund’s investment goal is capital appreciation, and the Quest Fund’s investment goal is capital appreciation, which may occasionally be short term.  The Quest Fund’s secondary goal is income.  Both Funds are managed with a value-oriented approach and invest in similar types of equity and debt securities in the following categories: (i) undervalued securities; (ii) distressed companies and (iii) merger arbitrage securities.

This Prospectus/Proxy Statement includes information about the Plan and the Quest Fund that you should know before voting on the Plan that could result in an investment in the Quest Fund.  You should retain this Prospectus/Proxy Statement for future reference.  Additional information about the Recovery Fund and the Quest Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents:

•      The Prospectus of the Recovery Fund - Class A, Class C and Advisor Class shares dated August 1, 2014 (the “Recovery Fund Prospectus”), as amended to date, which is incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

•      The Prospectus of the Quest Fund - Class A, Class C, Class R, Class R6 and Class Z dated May 1, 2015 (the “Quest Fund Prospectus”), which is enclosed with, incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

•      A Statement of Additional Information (“SAI”) dated May __, 2015, relating to this Prospectus/Proxy Statement, which has been filed with the SEC is incorporated by reference into and is considered a part of this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement, the Recovery Fund Prospectus or the Quest Fund Prospectus without charge by calling (800) DIAL-BEN or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

SUMMARY

This is only a summary of certain information contained in this Prospectus/Proxy Statement.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of the Plan (attached as Exhibit A) and the Quest Fund Prospectus (enclosed).

What am I being asked to vote upon regarding the Plan?

Shareholders of the Recovery Fund are being asked to approve the Plan between the Recovery Fund, a closed-end investment company operating as an interval fund, and FMSF, on behalf of its series, the Quest Fund, an open-end investment company.  The Plan provides for:  (1) the acquisition of substantially all of the assets of the Recovery Fund by the Quest Fund in exchange solely for shares of the Quest Fund, (2) the distribution of such shares to the shareholders of the Recovery Fund, and (3) the complete liquidation and dissolution of the Recovery Fund.  As a consequence of the proposed reorganization, the Recovery Fund would reorganize from a closed-end investment company operating as an interval fund into an open-end investment company with similar investment goals and strategies that offers daily liquidity to its shareholders.

What will happen if the shareholders approve the Plan?

If shareholders of the Recovery Fund vote to approve the Plan, (1) substantially all of the assets of the Recovery Fund will be acquired by the Quest Fund in exchange for Class A shares (“Quest Fund Class A shares”), Class C shares (“Quest Fund Class C shares”), and Class Z shares of the Quest Fund (“Quest Fund Class Z shares” and, all together, “Quest Fund Shares”); and (2) Quest Fund Shares received by the Recovery Fund in the exchange will then be distributed to shareholders of the Recovery Fund as follows:  Class A shareholders of the Recovery Fund will receive Quest Fund Class A shares of equivalent aggregate NAV to their investment in Class A shares of the Recovery Fund, Class C shareholders of the Recovery Fund will receive Quest Fund Class C shares of equivalent aggregate NAV to their investment in Class C shares of the Recovery Fund, and Advisor Class shareholders of the Recovery Fund will receive Quest Fund Class Z shares of equivalent aggregate NAV to their investment in Advisor Class shares of the Recovery Fund.  Because the Funds have different NAVs per share, the number of Quest Fund Shares that you receive will likely be different than the number of the Recovery Fund shares that you own, but the total value of your investment will be the same immediately before and after the exchange.  After Quest Fund Shares are distributed to the Recovery Fund’s shareholders, the Recovery Fund will be completely liquidated and dissolved.  (The proposed transaction is referred to in this Prospectus/Proxy Statement as the “Transaction.”)  As a result of the Transaction, you will cease to be a shareholder of the Recovery Fund and will become a shareholder of the Quest Fund.  If approved by shareholders, this exchange is expected to occur on or about [August 21,] 2015.

For more information concerning the differences and similarities regarding share purchase, redemption and exchange procedures of the Recovery Fund and the Quest Fund, please see “COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the distribution and purchase procedures of the Funds?” and “What are the redemption procedures and exchange privileges of the Funds?”

How will the Transaction affect me?

If the Transaction is completed, you will cease to be a shareholder of the Recovery Fund and become a shareholder of the Quest Fund.  Below are summarized some of the favorable considerations for deciding whether to approve the Plan:

Similar Investment Goal, Strategies, Policies and Risks.  The Recovery Fund’s investment goal is capital appreciation.  The Quest Fund’s investment goal is capital appreciation, which may occasionally be short term.  The Quest Fund’s secondary goal is income.  Both Funds are managed with a value-oriented approach and invest in similar types of equity and debt securities in the following categories:  (i) undervalued securities; (ii) distressed companies; and (iii) merger arbitrage securities.  Both Funds invest in U.S. and foreign securities, and may utilize derivatives instruments including currency forwards, currency futures, call options on equity securities and swap agreements to achieve their investment goals.  The Funds are also subject to many of the same principal investment risks including:  market, value style investing, foreign securities, smaller and midsize companies, derivative instruments, merger arbitrage and distressed companies, credit, high yield/lower rated debt, and management risk.  The Quest Fund will not have the following principal investment risks of the Recovery Fund:  borrowing and leverage; decline in the Fund’s NAV due to repurchases; liquidity, illiquid securities, short sales, loan participations and trade claims, and anti-takeover provisions.  However, to a lesser extent than the Recovery Fund, the Quest Fund invests in illiquid securities, loan participations and trade claims and engages in short sales.  As a result, the Quest Fund is exposed to the risks of such investments and investment techniques.

For a more complete discussion, see the sections below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ Are there any significant differences between the investment goals, strategies, and policies of the Funds” and “COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the fundamental investment policies of the Funds differ?” and “What are the principal investment risks associated with investments in the Funds?”

Daily Liquidity for Shareholders.  As a closed-end, interval fund, shares of the Recovery Fund may only be redeemed once per quarter.  Currently, the Recovery Fund conducts quarterly repurchase offers for between 5% and 25% of the Recovery Fund’s outstanding shares at NAV.  By reorganizing the Recovery Fund into the Quest Fund, shareholders will be permitted to redeem their Quest Fund Shares on any business day, thereby significantly enhancing their liquidity.

For more information concerning the differences and similarities regarding share purchase, redemption and exchange procedures of the Recovery Fund and Quest Fund, please see “COMPARISON OF SOME IMPORTANT FEATURES OF THE FUND – What are the distribution and purchase procedures of the Funds?” and “What are the redemption procedures and exchange privileges of the Funds?”

Potential Cost Savings.  As shown in the chart below, the total annual operating expenses of the Quest Fund Shares are less than those of the corresponding share class of the Recovery Fund.  In addition, Franklin Mutual Advisers, LLC (“FMA” or the “Investment Manager”) believes that it is unlikely that the Recovery Fund will experience significant future net sales that would allow the Recovery Fund’s expenses to decrease as a percentage of net assets by being spread across a larger asset base.  The following table compares the annualized net expense ratio, after any applicable management fee reductions, for each class of shares of the Quest Fund that will be received by shareholders of the Recovery Fund in connection with the Transaction, based on the Quest Fund’s fiscal year ended December 31, 2014, with those of each class of shares of the Recovery Fund, based on its fiscal year ended March 31, 2014:

ANNUAL FUND OPERATING EXPENSES1

Share Class	Recovery Fund	Quest Fund

Class A	1.53%	1.11%
Class C	2.25%	1.81%
Advisor Class/Class Z	1.25%	0.81%

1.  Expense ratios reflect annual fund operating expenses for March 31, 2014 for the Recovery Fund and December 31, 2014 for the Quest Fund, the most recent fiscal year of each Fund.  The expense ratios have not been audited.

As of December 31, 2014, the Quest Fund had a significantly larger asset base (approximately $6.0 billion) than the Recovery Fund (approximately $50.3 million).  The Transaction is not projected to have a material impact on the expense ratio of the Quest Fund.

For a more detailed comparison of the Funds’ fees and expenses, see the sections below captioned “COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the Funds’ investment management fees?” and “What are the fees and expenses of each of the Funds and what might they be after the Transaction?”

In evaluating the Transaction, shareholders may also wish to consider the following:

Management Fee Structure.  The Recovery Fund is currently subject to a performance based management fee, whereas the Quest Fund is subject to an asset based management fee.  By reorganizing into the Quest Fund, the Recovery Fund’s performance fee will effectively be replaced by the Quest Fund’s asset based fee.  For more information, see the section titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the Funds’ investment management fees?”

Stronger Relative Past Performance.  As shown in the table below, the Quest Fund has outperformed the Recovery Fund for the one, three, five and ten year and since inception periods.  The average total return figures for Class A shares at NAV, as of March 31, 2015, are shown below.

Average Annual Total Return (at NAV) As of 3/31/15	Recovery Fund Class A	Quest Fund Class A
1 Year	-1.66%	2.97%
3 Year	9.70%	11.39%
5 Year	7.00%	9.05%
10 Year	3.13%	7.49%
Since Inception	5.22% (6/2/03)	12.78% (9/26/80)

More detailed performance information is included below under the section “How do the performance records of the Funds compare?” in this Prospectus/Proxy Statement.

Costs of the Transaction.  Each Fund will pay 25% of the expenses of the Transaction, including proxy solicitation costs.  FMA will pay the remaining 50% of such expenses.  The total amount of the expenses for the Transaction is estimated to be approximately $200,000.  However, in light of the current expense waivers that are in place for the Recovery Fund, FMA or its affiliate, will ultimately pay the Recovery Fund’s portion of the Transaction expenses.

What are the federal income tax consequences of the Transaction?

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes, and the Funds anticipate receiving a legal opinion to that effect, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position.  This means that, subject to the limited exceptions described below under the heading “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION,” the shareholders of the Recovery Fund will recognize no income, gain or loss for federal income tax purposes upon the exchange of all of their shares in the Recovery Fund for shares in the Quest Fund.  Shareholders should consult their tax adviser about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this Prospectus/Proxy Statement relates only to the federal income tax consequences of the Transaction.  For more information about the tax consequences of the Transaction, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION.”

How do the distribution and purchase procedures of the Funds compare?

Shares of the Recovery Fund and Quest Fund are sold on a continuous basis by Franklin Templeton Distributors, Inc. (“Distributors”).  Distribution and purchase procedures are generally the same for each Fund.  One difference between the Funds is the minimum investment requirement for the Quest Fund is $1,000 while the minimum investment required for the Recovery Fund is $10,000.

For a more complete discussion, see the section below titled: “COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the distribution and purchase procedures of the Funds?”

How do the redemption procedures and exchange privileges of the Funds compare?

Unlike the Quest Fund, the Recovery Fund does not permit daily redemptions or repurchases of its outstanding shares.  Instead, the Recovery Fund offers shareholders limited liquidity by conducting periodic repurchase offers for their shares.  The Funds have similar exchange privileges except that the Recovery Fund’s shareholders may exchange their shares for shares of another Franklin Templeton Fund only in conjunction with a periodic repurchase offer.

For a more complete discussion, see the section below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the redemption procedures and exchange privileges of the Funds?”

What is the anticipated timing of the Transaction?

The meeting of the shareholders is scheduled to occur on July 15, 2015.  If all necessary approvals are obtained, the Transaction will likely be completed on or about [August 21,] 2015.

What happens if the Transaction is not approved?

If the Transaction is not approved by the Recovery Fund’s shareholders or does not close for any reason, such shareholders will remain shareholders of the Recovery Fund, and the Board will consider such other actions as it deems necessary or appropriate for the Recovery Fund.

How will shareholder voting be handled?

Shareholders who own shares of the Recovery Fund at the close of business on March 31, 2015, will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold.  Approval of the Transaction by the Recovery Fund requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of the Recovery Fund or (ii) 67% or more of the outstanding shares of the Recovery Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the Recovery Fund are present or represented by proxy (“1940 Act Majority Vote”).  D. F. King has been retained by the Recovery Fund to collect and tabulate shareholder votes.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement.  You may place your vote by completing, signing, and mailing the enclosed proxy card, by calling the number on the enclosed proxy card, or via the Internet by following the on-line instructions.  If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting.  You may also attend the Meeting and cast your vote in person at the Meeting.  For more details about shareholder voting, see the “Voting Information” section of this Prospectus/Proxy Statement.

What is the Board’s recommendation regarding the proposal?

At a meeting held on February 25, 2015, the Board of the Recovery Fund considered the proposal to reorganize the Recovery Fund with and into the Quest Fund, approved the Plan, and voted to recommend that shareholders of the Recovery Fund vote to approve the Plan.  For the reasons set forth in the “REASONS FOR THE TRANSACTION” section of this Prospectus/Proxy Statement, the Board, including the Independent Trustees, has determined that the Transaction is in the best interests of the Recovery Fund and its shareholders.  The Board also concluded that no dilution in value would result to the shareholders of the Recovery Fund as a result of the Transaction.  Similarly, at a meeting held on February 25, 2015, the Board of FMSF, on behalf of the Quest Fund, determined that the Transaction is in the best interests of the Quest Fund and its shareholders and concluded that no dilution in value would result to shareholders of the Quest Fund as a result of the Transaction.

THE BOARD OF THE RECOVERY FUND RECOMMENDS THAT YOU

VOTE TO APPROVE THE PLAN.

COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment goals, strategies, and policies of the Funds?

Investment Goals.  The Recovery Fund’s investment goal, which is a fundamental policy (i.e., can only be changed by a shareholder vote), is capital appreciation.  The Quest Fund’s investment goal, which is also a fundamental policy, is capital appreciation, which may occasionally be short term.  The Quest Fund’s secondary goal is income.

Principal Investment Strategies.  The Recovery Fund seeks to achieve superior risk adjusted returns with a moderate correlation to the U.S. equity markets by investing in U.S. and foreign equity and debt securities in the following categories: (i) special situations/undervalued securities; (ii) distressed companies; and (iii) merger arbitrage securities.  The Recovery Fund’s investments may be either long, or, to a lesser degree, short positions, and the Recovery Fund, unlike the Quest Fund, is authorized to utilize a limited amount of leverage.  The Quest Fund also invests in U.S. and foreign equity and debt securities but invests primarily in undervalued equity securities.  To a lesser extent, the Quest Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Recovery Fund may invest a significant portion of its assets in smaller capitalization companies.  The Quest Fund currently invests the equity portion of its portfolio primarily to predominantly in mid- and large cap companies (i.e., companies with market capitalizations greater than $1.5 billion), with the remaining portion of its equity portfolio in smaller companies.

Although the Recovery Fund shares a similar value-oriented approach as that followed by the Quest Fund, as a closed-end mutual fund, however, the Recovery Fund has greater flexibility to invest in illiquid positions and in positions with little or no public float, and to invest proportionately more of its portfolio in distressed, merger arbitrage or other special situations in response to cyclical market changes.  In order to take advantage of opportunities to buy more stock, the Recovery Fund, unlike the Quest Fund, is authorized to borrow money from banks (be leveraged) to a limited extent.

How do the principal investment risks of the Fund compare?

Investments in both Funds involve risks common to most mutual funds.  You could lose money by investing in either Fund.  The following is a comparison of the Funds’ principal risks:

Principal Investment Risks Common to Both Funds:	Principal Investment Risks Applicable to the Recovery Fund but not the Quest Fund:

Market

Value Style Investing

Foreign Securities

Credit

Smaller and Midsize Companies

Merger Arbitrage and Distressed Companies

High Yield/Lower Rated Debt Securities

Focus

Derivative Instruments

Management

Risk of Decline in Fund’s NAV Due to Repurchases Inability to Liquidate Shares

Anti-Takeover Provisions

Effects of Borrowing and Leverage

Liquidity

Illiquid securities

Short sales

Loan Participation and Trade Claims

To a lesser extent than the Recovery Fund, the Quest Fund invests in illiquid securities, loan participations and trade claims and engages in short sales.  As a result, the Quest Fund is exposed to the risks of such investments and investment techniques but they are not considered principal risks.

For more information about the principal investment risks of the Recovery Fund and Quest Fund, please see the section titled: “COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – What are the principal investment risks associated with investments in the Funds?”

What are the differences between a closed-end fund that operates as an interval fund such as the Recovery Fund and an open-end fund such as the Quest Fund?

Redemption of Shares.  Closed-end interval funds, such as the Recovery Fund, generally engage in continuous sales of shares but do not permit daily redemptions or repurchases of their outstanding shares.  Instead, closed-end interval funds offer shareholders limited liquidity by conducting periodic repurchase offers for their shares.  The amount of shares that may be purchased by an interval fund is limited to no more than 25% of the outstanding shares per repurchase offer.  Currently, the Recovery Fund conducts quarterly repurchase offers for between 5% and 25% of the Recovery Fund’s outstanding shares at NAV.  In contrast, open-end funds issue redeemable securities.  Open-end funds, like the Quest Fund, generally value their assets on each business day in order to determine the current NAV on the basis of which their shares may be redeemed by shareholders or purchased by investors.  The holders of shares of the Quest Fund will have the right to redeem their shares on each business day and realize the value of the shares at the next determined NAV.

Portfolio Management.  Because the Recovery Fund only repurchases its shares quarterly, it may generally keep its assets fully invested and make investment decisions that take into account cash inflows based on its continuous sales of shares while adjusting for cash outflows from repurchases of its shares only quarterly.  In contrast, open-end funds, such as the Quest Fund, must generally honor redemption requests on any business day.  Therefore, open-end funds must continuously consider cash inflows and outflows and the liquidity of their portfolios and may be required to sell portfolio securities at disadvantageous times or prices in order to satisfy redemption requests.  Based on the historical management of the Recovery Fund and its limited investment in illiquid securities, the Investment Manager does not believe that reorganizing from a closed-end fund to an open-end fund will disadvantage shareholders of the Recovery Fund.

Senior Securities and Borrowing.  Closed-end funds are permitted to issue “senior securities” representing indebtedness (e.g., bonds, debentures and notes) to any lender if they maintain 300% asset coverage for all the borrowings.  In addition, closed-end funds may generally issue preferred stock.  The Investment Company Act of 1940, as amended (the “1940 Act”) prohibits open-end funds, however, from issuing senior securities representing indebtedness, other than indebtedness to banks where there is asset coverage of at least 300% for all borrowings.  Thus, as a matter of law, the Recovery Fund has more flexibility to “leverage” its assets than the Quest Fund has, although, in practice, the Recovery Fund has never used this additional flexibility.  The Investment Manager does not believe that the more restrictive requirements will disadvantage shareholders of the Recovery Fund.

Illiquid Securities.  An open-end fund may invest only up to 15% of its net assets in securities that are not readily marketable or are otherwise considered to be illiquid (“illiquid securities”).  By contrast, closed-end, interval funds are subject to less onerous liquidity restrictions under Rule 23c-3 under the 1940 Act.  The 15% limit will apply to the Quest Fund after the Transaction.  However, the Recovery Fund has generally operated within this 15% limit, and therefore the Investment Manager does not believe that the more restrictive requirement will disadvantage shareholders of the Recovery Fund.

What are the distribution and purchase procedures of the Funds?

Shares of the Recovery Fund and shares of the Quest Fund are sold on a continuous basis by Distributors.  Class A shares of the Recovery Fund and the Quest Fund are generally sold at NAV per share plus a sales charge.  The maximum front-end sales charge imposed on purchases of Class A shares of the Recovery Fund and Quest Fund Class A shares is 5.75% with reduced charges for purchases of $50,000 or more and no front-end sales charges for purchases of $1 million or more.  There is a 1% early withdrawal charge/contingent deferred sales charge (“CDSC”) that applies to investments of $1 million or more if sold within 18 months following their purchase.  Generally, Class C and Advisor Class/Class Z shares of each Fund are not subject to a front-end sales charge or CDSC, but Class C shares of both Funds are subject to an early withdrawal charge/CDSC that applies to investments sold within 12 months following their purchase.  Holders of Class A shares of the Recovery Fund will not be assessed a sales charge on their receipt of the Quest Fund Class A shares in connection with the Transaction, and no early withdrawal charge will be charged to the Recovery Fund’s shareholders in connection with the exchange of their shares pursuant to the terms of the Transaction.  One difference between the Recovery Fund and the Quest Fund is that the Recovery Fund requires $10,000 as a minimum investment and the Quest Fund only requires $1,000 as a minimum investment.  Additional information and specific instructions explaining how to buy shares of each Fund are outlined in each Fund’s prospectus under the heading “Your Account.”  The Quest Fund Prospectus enclosed herewith also lists, under the heading “Questions,” phone numbers for you to call if you have any questions about your account.

What are the redemption procedures and exchange privileges of the Funds?

The Quest Fund is an open-end fund, and its shares may be redeemed at any time at the NAV next calculated after a shareholder’s request is received in proper form.  The Recovery Fund is a closed-end fund operating as an interval fund, and unlike the Quest Fund, the Recovery Fund offers shareholders limited liquidity by conducting periodic repurchase offers for their shares.  Shares of the Recovery Fund may be redeemed only pursuant to quarterly offers by the Recovery Fund to repurchase a designated percentage of the outstanding shares owned by the Recovery Fund’s shareholders.  For more information on the Recovery Fund’s repurchase offer, see “Periodic Offers by the Fund to Repurchase Shares from Shareholders” in the Recovery Fund Prospectus.

Shares of the Recovery Fund may be repurchased and shares of the Quest Fund may be redeemed at the Fund’s respective NAV per share, subject to any applicable early withdrawal charge/CDSC.  For purchases of $1 million or more, redemptions of Class A shares of each Fund that were purchased without an initial sales charge generally are subject to a 1% early withdrawal charge/CDSC if sold within 18 months following their purchase.  Repurchase/redemptions of Class C generally are subject to a 1% early withdrawal charge/CDSC if sold within 12 months following their purchase.

Each Fund has similar exchange privileges except that the Recovery Fund’s shareholders may exchange their shares for shares of another Franklin Templeton Fund only in conjunction with a periodic repurchase offer.  Additional information and specific instructions explaining how to redeem and exchange shares of each Fund are outlined in each Fund’s prospectus under the heading “Your Account.”

Who manages the Funds?

A board of trustees provides general oversight of the business and affairs of each Fund.  The Recovery Fund is a diversified, closed-end management investment company registered with the SEC.  The Recovery Fund is also commonly called an “interval fund” due to its repurchase of its shares at regular intervals.  The Quest Fund is a diversified series of FMSF, an open-end management investment company registered with the SEC.

Investment manager.  FMA serves as investment manager for both Funds.  FMA is a wholly owned subsidiary of Franklin Resources, Inc. (“FRI”).  FRI is a publicly owned holding company with its principal offices located at One Franklin Parkway, San Mateo, CA 94404-1906.  FMA and its affiliates serve as investment manager or administrator to 154 registered investment companies, with approximately 46 U.S.-based funds or series.  FRI had more than $894.1 billion in assets under management as of February 28, 2015.  Charles B. Johnson (former Chairman and Director of FRI) and Rupert H. Johnson, Jr., are principal shareholders of FRI.

Under an agreement with FMA, Franklin Templeton Investment Management Limited (FTIML), The Adelphi, 1-11 John Adam Street, London, WC2N 6HT, England, is the Recovery Fund’s sub-advisor.  FTIML provides FMA with investment management advice and assistance.  For purposes of the Recovery Fund’s investment strategies, techniques and risks, the term “Investment Manager” includes any sub-adviser.

The Recovery Fund and Quest Fund are each managed by a team of dedicated professionals focused on investments in distressed companies, merger arbitrage securities and undervalued securities.  The portfolio managers of the team are as follows:

Recovery Fund Management Team	Quest Fund Management Team

Shawn M. Tumulty, Vice President of Franklin Mutual. Mr. Tumulty has been a portfolio manager of the Recovery Fund since 2005. He joined Franklin Templeton Investments in 2000.

Keith Luh, CFA Portfolio Manager of Franklin Mutual. Mr. Luh has been a portfolio manager of the Recovery Fund since 2009. He joined Franklin Templeton Investments in 2005.

Christian Correa, CFA Portfolio Manager of FTIML. Mr. Correa has been a portfolio manager of the Recovery Fund since 2004. He joined Franklin Templeton Investments in 2003.

Shawn Tumulty, Christian Correa and Keith Luh are jointly responsible for the day-to-day management of the Recovery Fund.

Shawn M. Tumulty, Vice President of FMA. Mr. Tumulty has been a portfolio manager of the Quest Fund since 2003. He joined Franklin Templeton Investments in 2000.

Keith Luh, CFA Portfolio Manager of FMA. Mr. Luh has been a portfolio manager of the Quest Fund since 2010. He joined Franklin Templeton Investments in 2005.

Shawn Tumulty and Keith Luh are jointly responsible for the day-to-day management of the Quest Fund.

These co-portfolio managers have equal authority over all aspects of a Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements.  The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

The Statement of Additional Information for the Recovery Fund dated August 1, 2014, as amended and supplemented to date (the “Recovery Fund SAI”) and the Statement of Additional Information for the Quest Fund dated May 1, 2015, as amended and supplemented to date (the “Quest Fund SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.  For information on how to obtain a copy of the Recovery Fund SAI and Quest Fund SAI, please see the section entitled “Information about the Fund.”

Manager of Managers Structure.  FMA and the Quest Fund has the ability to operate under an exemptive order from the SEC that allows the Quest Fund to operate in a “manager of managers” structure whereby FMA, as the Quest Fund’s investment manager, can appoint and replace both wholly owned and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to Board approval but without obtaining prior shareholder approval (the “Manager of Managers Structure”).  The Quest Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring.  The SEC exemptive order provides the Quest Fund with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements with such sub-advisors.  The use of the Manager of Managers Structure with respect to the Quest Fund is subject to certain conditions that are set forth in the SEC exemptive order.  Under the Manager of Managers Structure, FMA has the ultimate responsibility, subject to oversight by the FMSF Board, to oversee sub-advisors and recommend their hiring, termination and replacement.  FMA will also, subject to the review and approval of the FMSF Board set the Quest Fund’s overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Quest Fund’s assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Quest Fund’s investment goal, policies and restrictions.  Subject to review by the FMSF Board, FMA will allocate and, when appropriate, reallocate the Quest Fund’s assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.  Currently, the Quest Fund has not engaged any sub-advisors and has no intention to do so in the future.

What are the Funds’ investment management fees?

Recovery Fund’s Investment Management Fee Rates.  The Recovery Fund is contractually obligated to pay FMA a performance-based fee for managing the Recovery Fund’s assets.  However, since 2011, FMA has contractually agreed to limit its management fees to an annual rate of 0.50% of the Fund’s average daily net assets.

For a detailed description of the performance-based fee, see “Management Fees” in the Recovery Fund Prospectus.

Consistent with the SEC guidance regarding terminating a performance fee, FMA provided notice to the Recovery Fund’s Board of its intention to terminate its performance based fee.  In accordance with SEC guidance, the current contractual management fee cap at 0.50% will remain in effect through the closing date of the Transaction if the Transaction is approved by shareholders.

For the fiscal year ended March 31, 2014, the Recovery Fund paid FMA management fees of $298,591.

Quest Fund’s Investment Management Fee Rates.  The management fee schedule for the Quest Fund is as follows:

•         0.675% of the value of net assets up to and including $5 billion;

•         0.645% of the value of net assets over $5 billion up to and including $7 billion;

•         0.625% of the value of net assets over $7 billion up to and including $10 billion;

•         0.615% of the value of net assets over $10 billion.

The effective management fee for the Quest Fund as of December 31, 2014 was 0.67%.  For the fiscal year ended December 31, 2014, the Quest Fund paid FMA management fees of $38,775,208.

For more information about each Fund’s investment management fee, see the Recovery Fund Prospectus under the heading “Management-Management Fees” and the Quest Fund Prospectus under the heading “Fund Details-Management.”

What are the fees and expenses of each Fund and what might they be after the Transaction?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The tables also show the estimated fees and expenses for the Quest Fund, assuming that the Transaction had been completed as of the beginning of the Quest Fund’s last completed fiscal year.  The purpose of the tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a shareholder of the Quest Fund.

You will not pay any initial or deferred sales charge in connection with the Transaction.

TABLE OF SHAREHOLDER FEES (both Funds)

The following table shows shareholder fees paid directly from a new investment, which will remain the same after the Transaction.  You will not pay these charges in connection with the Transaction.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Z/Advisor Class
Maximum sales charge (load) imposed on purchase (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sales proceeds)	None[1]	1.00%[2]	None

1.  There is a 1.0% early withdrawal charge/CDSC that applies to investments of $1 million or more if sold within 18 months following their purchase.

2.  There is a 1.0% early withdrawal charge/CDSC that applies to investments if sold within 12 months following their purchase.

ANNUAL OPERATING EXPENSE TABLE FOR CLASS A AND CLASS C SHARES OF

THE FUNDS, ADVISOR CLASS SHARES OF THE RECOVERY FUND AND CLASS Z SHARES OF THE QUEST FUND, AND PROJECTED FEES AFTER THE TRANSACTION

ANNUAL FUND OPERATING EXPENSES[1]	Recovery Fund	Quest Fund	Pro Forma Quest Fund
	Class A	Class A	Class A3

Management fees	2.49%[2]	0.67%	0.67%
Distribution and service (12b-1) fees	0.28%	0.30%	0.30%
Other expenses[4]	0.90%[2]	0.10%	0.10%
Dividend expense and securities borrowing fees for securities sold short	0.05%	0.04%	0.04%
Total annual Fund operating expenses	3.72%	1.11%	1.11%
Fee waiver and/or expense reimbursement	-2.19%	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.53%	1.11%	1.11%

	Class C	Class C	Class C3
Management fees	2.49%[2]	0.67%	0.67%
Distribution and service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses[4]	0.90%[2]	0.10%	0.10%
Dividend expense and securities borrowing fees for securities sold short	0.05%	0.04%	0.04%
Total annual Fund operating expenses	4.44%	1.81%	1.81%
Fee waiver and/or expense reimbursement	-2.19%	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.25%	1.81%	1.81%
	Advisor Class	Class Z	Class Z3
Management fees	2.49%[2]	0.67%	0.67%
Distribution and service (12b-1) fees	None	None	None
Other expenses[4]	0.90%[2]	0.10%	0.10%
Dividend expense and securities borrowing fees for securities sold short	0.05%	0.04%	0.04%
Total annual Fund operating expenses	3.44%	0.81%	0.81%
Fee waiver and/or expense reimbursement	-2.19%	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.25%	0.81%	0.81%

1   Expense ratios reflect annual fund operating expenses for March 31, 2014 for the Recovery Fund and December 31, 2014 for the Quest Fund, the most recent fiscal year of each Fund.  The expense ratios have not been audited.

2 FMA contractually agreed to waive or limit its management fees so that the management fees paid by the Recovery Fund do not exceed an annual rate of 0.50%, and effective July 1, 2012, FMA and the Recovery Fund administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense, certain expenses otherwise payable by the Recovery Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, and expenses on securities sold short) for each class of the Recovery Fund do not exceed 1.20% until July 31, 2015.  The figures provided are based on 1.20%.  Certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations may not be included in the waiver on expenses.

3 Pro forma expenses are based on current and anticipated Quest Fund expenses as if the Transaction had been effective as of January 1, 2014 and do not include estimated costs of the Transaction of approximately $50,000 to be borne by the Quest Fund.  Pro forma expenses should not be considered an actual representation of future expenses.  Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.

4   Other expenses typically include fees relating to transfer agency services, custodian services, reports to shareholders, registration and filing fees, professional fees and Trustees’ fees and expenses.

Examples

These examples can help you compare the cost of investing in shares of the Recovery Fund with the cost of investing in a comparable share class of the Quest Fund, both before and after the Transaction.  The example assumes:

•       You invest $10,000 for the Recovery Fund and for the Quest Fund for the periods shown;

•       Your investment has a 5% return each year;

•       The Fund’s operating expenses remain the same, taking into account any contractual waivers for the applicable period; and

•       You sell your shares at the end of the period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Recovery Fund - Class A1	$722[2]	$1,457	$2,211	$4,182
Quest Fund - Class A	$682[2]	$908	$1,151	$1,849
Pro Forma Quest Fund - Class A (assuming the Transaction is completed)	$682[2]	$908	$1,151	$1,849
Recovery Fund –Class C1	$328[2]	$1,146	$2,074	$4,438
Quest Fund –Class C	$284[2]	$569	$980	$2,127
Pro Forma Quest Fund – Class C (assuming the Transaction is completed)	$284[2]	$569	$980	$2,127
Recovery Fund – Advisor Class[1]	$127	$853	$1,600	$3,574
Quest Fund –Class Z	$83	$259	$450	$1,002
Pro Forma Quest Fund –Class Z (assuming the Transaction is completed)	$83	$259	$450	$1,002

1.  The Recovery Fund’s Expense Examples have been restated to reflect the $10,000 investment assumption required by the registration form for open-end investment companies.  Closed-end investment companies are required to show in their prospectuses an expense example that assumes a $1,000 investment.

2.  Assumes an early withdrawal charge/CDSC will not apply.

How do the performance records of the Funds compare?

As shown in the table below, the Quest Fund has outperformed the Recovery Fund for the one, three, five, ten and since inception periods.  The average total return figures for Class A, Class C and Advisor Class/Class Z shares, as of March 31, 2015, are shown below.

Average Annual Total Return As of 3/31/15	1 Year	3 Years	5 Years	10 Years	Since Inception
Recovery Fund Class A without sales charge	-1.66%	9.70%	7.00%	3.13%	5.22% (6/2/03)
Quest Fund Class A without sales charge	2.97%	11.39%	9.05%	7.49%	12.78% (9/26/80)

Recovery Fund Class A with sales charge	-7.31%	7.55%	5.74%	2.53%	4.70% (6/2/03)
Quest Fund Class A with sales charge	-2.93%	9.21%	7.77%	6.85%	12.58% (9/26/80)

Recovery Fund Class C without sales charge	-2.36%	8.92%	6.25%	2.44%	4.53% (6/2/03)
Quest Fund Class C without sales charge	2.25%	10.61%	8.28%	6.74%	11.83% (9/26/80)

Recovery Fund Class C with sales charge	-3.30%	8.92%	6.25%	2.44%	4.53% (6/2/03)
Quest Fund Class C with sales charge	1.37%	10.61%	8.28%	6.74%	11.83% (9/26/80)

Recovery Fund Advisor Class	-1.39%	10.01%	7.31%	3.46%	5.56% (6/2/03)
Quest Fund Class Z	3.24%	11.72%	9.37%	7.82%	13.28% (9/26/80)

Included in the financial highlights tables located in Exhibit C of this Prospectus/Proxy Statement are (1) the Recovery Fund’s total return for the six month period ended September 30, 2014 and for each of the preceding five fiscal years ending March 31 and (2) the Quest Fund’s total return for the five fiscal years ending December 31, 2014.

The Funds’ past performance is not necessarily an indication of how the Funds will perform in the future.  You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Where can I find more financial and performance information about the Funds?

The Quest Fund Prospectus (enclosed), the Prospectus of the Recovery Fund, the Quest Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2014, the Recovery Fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2014, and the Recovery Fund’s Semi-Annual Report for the fiscal period ended September 30, 2014 contain additional financial and performance information about the Funds, including each Fund’s financial performance for the past five years, under the heading “Financial Highlights.”  Additional performance information as of the calendar year ended December 31, 2014 for the Quest Fund, including after-tax return information, is contained in such Fund’s Prospectus under the heading “Performance.”  These documents are available free of charge upon request (see the section “Information about the Funds”).  Attached as Exhibit B are the Financial Highlights tables for the Quest Fund and the Recovery Fund.

What are other key features of the Funds?

Service Providers.  The Funds use the same service providers for the following services:

•        Custody Services.  The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the securities and other assets of the Funds.

•        Transfer Agency Services.  Franklin Templeton Investor Services, LLC, an indirect wholly owned subsidiary of FRI, is the shareholder servicing and transfer agent and dividend-paying agent for the Funds.

•        Administrative Services.  Franklin Templeton Services, LLC (“FT Services”) has an agreement with the Recovery Fund to provide to it certain administrative services and facilities, and FT Services has an agreement with FMA to provide certain administrative services and facilities for the Quest Fund.  FT Services is an indirect, wholly owned subsidiary of FRI and is an affiliate of the Funds’ Investment Manager and principal underwriter.  The administrative services that FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

The Recovery Fund pays FT Services a monthly fee equal to an annual rate of 0.20% of the Recovery Fund’s average daily net assets.  Effective July 1, 2014, under an agreement with FMA, FT Services provides administrative services to the Quest Fund.  The fee is paid by FMA based on the Fund’s average daily net assets, and is not an additional expense of the Quest Fund.

•        Distribution Services.  Distributors acts as the principal underwriter in the continuous public offering of the Funds’ shares under the similar terms and conditions.

•        Independent Registered Public Accounting Firm.  Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as each Fund’s independent registered public accounting firm.  The independent registered public accounting firm audits the financial statements included in the Funds’ annual report to shareholders.

Distribution and Service (12b-1) Fees.  Class A and Class C shares of the Recovery Fund and the Quest Fund have a distribution or “Rule 12b-1” plan.  Under the Rule 12b-1 plan, the Funds may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class.  These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with a Fund, Distributors, or their affiliates, the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.  The distribution and service (12b‑1) fees charged are based only on expenses attributable to that particular class.  Under the Class A Rule 12b-1 Plans for the Recovery Fund and the Quest Fund, each Fund may pay up to 0.30% per year of the average daily net assets of Class A shares.  (However, each distribution plan of the Recovery Fund and Quest Fund allow for a distribution fee of up to 0.35% per year, but the Recovery Fund Board and FMSF Board, on behalf of the Quest Fund, have each set the current amount payable under their respective Plans at 0.30% until further notice).  Under the Class C Rule 12b-1, Plan for the Recovery Fund and the Quest Fund, each Fund may pay up to 1.00% per year of the average daily net assets of Class C shares.

Class Z shares of the Quest Fund and Advisor Class shares of the Recovery Fund have no Rule 12b-1 plan.  For more information regarding the Quest Fund’s Rule 12b-1 plans, please see “The Underwriter—Distribution and service (12b-1) fees” in the Quest Fund SAI.

Dividends and Distributions.  The Recovery Fund declares dividends annually in December, whereas the Quest Fund declares dividends semiannually in September and December.  Therefore, following the Transaction, former shareholders of the Recovery Fund will receive dividends semiannually as a shareholder of the Quest Fund.

Fiscal Years.  The fiscal year end of the Recovery Fund is March 31st.  The fiscal year end of the Quest Fund is December 31st.

Tax.  The tax implications of an investment in each Fund are generally the same.  For more information about the tax implications of investments in the Funds, see each Fund’s prospectus under the heading “Distributions and Taxes.”

REASONS FOR THE TRANSACTION

The Recovery Fund commenced operations in June 2003, and over the past seven years, the Recovery Fund’s net assets have declined from $519.2 million to $50.3 million (as of December 31, 2014).  The Recovery Fund’s Investment Manager believes that significant growth in assets is unlikely to occur due to the Recovery Fund’s structure as an interval fund and the relative illiquidity of its shares.  At a meeting of the Boards (the “Boards”) of the Recovery Fund and FMSF on behalf of the Quest Fund, on February 25, 2015 (the “February Meeting”), the Investment Manager recommended to the Boards that they approve the reorganization of the Recovery Fund with and into the Quest Fund.  Management recommended the Transaction because of the generally similar investment goals, strategies and principal risks of the Recovery Fund and the Quest Fund and the fact that the Transaction would provide shareholders of the Recovery Fund with the opportunity to invest in a fund with increased liquidity in the form of daily redemption rights.

At the February Meeting, the Independent Trustees were advised on this matter by independent counsel to the Independent Trustees.  The Boards requested and received from the Investment Manager written materials containing relevant information about the Quest Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and performance data of the Recovery Fund and the Quest Fund.

The Boards reviewed detailed information about: (1) the investment goal, strategies and policies of the Funds; (2) the portfolio management of the Funds; (3) the financial and organizational strength of FMA, the Funds’ investment manager; (4) the comparability of the investment goals, policies, and investments of the Recovery Fund with those of the Quest Fund; (5) the short-term and long-term investment performance of the Recovery Fund and the Quest Fund; (6) the current expense ratios of the Recovery Fund and the Quest Fund; (7) the relative asset size of each Fund, including the benefits to the Recovery Fund of joining with a larger fund; (8) the Investment Manager’s agreement to pay a portion of the expenses related to the Transaction; (9) the federal income tax consequences of the Transaction to the Recovery Fund’s shareholders; and (10) the general characteristics of the Recovery Fund and the Quest Fund.

The Boards considered the potential benefits, risks and costs of the Transaction to shareholders of the Recovery Fund.  In approving the Transaction, each Board considered the following factors and potential benefits:

Increased Share Liquidity.  Currently, the Recovery Fund conducts quarterly repurchase offers for between 5% and 25% of the Recovery Fund’s outstanding shares at NAV.  By reorganizing the Recovery Fund into the Quest Fund, shareholders will be permitted to redeem their Quest Fund shares on any business day, thereby significantly enhancing their liquidity.  The Investment Manager informed the Board that investments by the Recovery Fund in illiquid investments had been limited, and as a result, the Quest Fund can operate as the Recovery Fund is currently operated and still meet the daily liquidity requirements of an open-end fund.

Decreased Fund Operating Expenses.  The expense ratio of each class of shares of the Quest Fund is lower than the corresponding class of the Recovery Fund.

Similar Investment Goals, Policies and Strategies.  The Funds have similar investment goals, policies, and strategies.  Both Funds are managed with a value-oriented approach and invest in similar types of equity and debt securities in the following categories:  (i) undervalued securities; (ii) distressed companies; and (iii) merger arbitrage securities.  Although the Recovery Fund shares a similar value-oriented approach as that followed by the Quest Fund, as a closed-end mutual fund, the Recovery Fund has greater flexibility to invest in illiquid positions and in positions with little or no public float, and to invest proportionately more of its portfolio in distressed, merger arbitrage or other special situations in response to cyclical market changes.  In order to take advantage of opportunities to buy more stock, the Recovery Fund, unlike the Quest Fund, is authorized to borrow money from banks (be leveraged) to a limited extent.

Potentially More Attractive Investment.  The Quest Fund may be more attractive to investors, in part because it has the daily liquidity of an open-end fund, and its larger asset size may lead to lower per share operating expenses.  The Investment Manager informed the Boards that based on the Recovery Fund’s historical asset growth and projected sales activity, the Recovery Fund’s assets were not likely to grow sufficiently in the foreseeable future to result in significant economies of scale and that benefits to shareholders, including operating efficiencies, may be achieved by reorganizing the Recovery Fund with and into the Quest Fund.

Continuity in Service Providers.  By reorganizing into the Quest Fund, there will be continuity in both service providers and portfolio management with some minor exceptions.  The Investment Manager, distributor, administrator, transfer agent, custodian, auditors and legal counsel will remain unchanged.  In addition, Shawn Tumulty and Keith Luh serve as portfolio managers of both the Recovery Fund and Quest Fund.  However, Franklin Templeton Investment Management Limited (“FTIML”) serves as a sub-adviser to the Recovery Fund but not the Quest Fund.  Christian Correa, a portfolio manager of the Recovery Fund associated with FTIML, is not a portfolio manager of the Quest Fund and is not expected to become a portfolio manager of the Quest Fund.

Tax-Free Reorganization.  The Transaction is anticipated to be treated as a tax-free reorganization for federal income tax purposes.  For more information, see “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION” below.

Investment Performance.  As shown in more detail above, in “How do the performance records of the Funds compare?” the Quest Fund has had stronger performance than the Recovery Fund for the one, three, five, ten and since inception periods.

Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board of the Recovery Fund and the Board of FMSF on behalf of the Quest Fund, including all of the Independent Trustees, concluded that completing the Transaction is in the best interests of the shareholders of the Recovery Fund and the Quest Fund, respectively, and that no dilution of value would result to the respective shareholders of the Recovery Fund and the Quest Fund from the Transaction.  The Boards approved the Plan on February 25, 2015, and the Recovery Fund’s Board recommended that shareholders of the Recovery Fund vote to approve the Plan.

FOR THE REASONS DISCUSSED ABOVE, THE RECOVERY FUND BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PLAN

INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan.  You should read the form of the Plan, which is attached as Exhibit A, for complete information about the Transaction.

How will the Transaction be carried out?

If the shareholders of the Recovery Fund approve the Plan, the Transaction will be completed after various conditions are satisfied, including the preparation of certain documents.  If the shareholders of the Recovery Fund do not approve the Plan, the Transaction will not take place, and the Recovery Fund will continue to operate as it currently does, and the Board will consider such other actions as it deems necessary or appropriate.

If the shareholders of the Recovery Fund approve the Plan, the Recovery Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), to the Quest Fund on the closing date, which is scheduled to occur on or about [August 21,] 2015, but which may occur on an earlier or later date as the officers of the Recovery Fund and FMSF may mutually agree.  The Quest Fund will not assume any liabilities of the Recovery Fund, whether accrued or contingent, known or unknown, and the Recovery Fund, will use its reasonable best efforts to discharge all of its known liabilities.  In exchange, FMSF, on behalf of the Quest Fund, will issue Quest Fund Shares that have an aggregate NAV equal to the dollar value of the assets delivered to the Quest Fund by the Recovery Fund.  The Recovery Fund will distribute to its shareholders the Quest Fund Shares it receives.  Each shareholder of the Recovery Fund will receive the Quest Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Recovery Fund.  The share transfer books of the Recovery Fund will be permanently closed as of 1:00 p.m., Pacific time, on the closing date.  Prior to the closing date, the Recovery Fund will pay or make provision for payment of all its remaining liabilities, if any.  At the closing, each shareholder of record of the Recovery Fund shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of the Recovery Fund that such shareholder had on the distribution record date.  The Recovery Fund will then terminate its existence, liquidate, and dissolve.

The Recovery Fund and FMSF, on behalf of the Quest Fund,  may amend the Plan by mutual consent without shareholder approval, except that any amendment made to the Plan that would have a material adverse effect on Recovery Fund shareholders would be submitted to such shareholders for their approval.

The Recovery Fund and FMSF, on behalf of the Quest Fund,  have each made representations and warranties in the Plan that are customary in transactions such as the Transaction.  The obligations of the Funds under the Plan are subject to various conditions, including:

•     The Quest Fund’s Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

•     the shareholders of the Recovery Fund shall have approved the Transaction; and

•     Both the Recovery Fund and FMSF, on behalf of the Quest Fund, shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for the Recovery Fund, the Quest Fund, or their shareholders.

Both the Recovery Fund and FMSF, on behalf of the Quest Fund, may terminate or abandon the Plan at any time before or after the approval of the Plan by the shareholders of the Recovery Fund by mutual consent or by either party if any of the conditions required under the Plan to be fulfilled have not been fulfilled or waived and it reasonably appears that such condition will not or cannot be met.

Who will pay the expenses of the Transaction?

Each Fund will pay 25% of the total cost of the Transaction and FMA will pay 50% of the total cost.  The total amount of such costs and expenses for the Transaction is estimated to be $200,000.  Thus, each Fund will pay approximately $50,000 in connection with the Transaction.  However, in light of the current expense waivers that are in place for the Recovery Fund, FMA or its affiliates will ultimately pay the Recovery Fund’s portion of the Transaction’s expenses.

What should I know about Quest Fund Shares?

Except as described below in “FURTHER INFORMATION ABOUT THE FUNDS – Comparison of Voting Rights,” the Quest Fund Shares that will be distributed to the Recovery Fund’s shareholders generally will have the same legal characteristics as the shares of the Recovery Fund with respect to such matters as voting rights, assessability, conversion rights, and transferability.  After the Transaction, shareholders of the Recovery Fund whose shares are represented by outstanding share certificates will not receive certificates for Quest Fund Shares and all outstanding Recovery Fund share certificates will be cancelled.  Evidence of share ownership of the Quest Fund will be reflected electronically in the books and records of the Quest Fund.

What are the capitalizations of the Funds and what might the Quest Fund’s capitalization be after the Transaction?

The following table sets forth as of March 31, 2015 the capitalizations of the Recovery Fund and the Quest Fund.  The table also shows the projected capitalization of the Quest Fund as adjusted to give effect to the proposed Transaction.  The capitalization of the Quest Fund and its classes is likely to be different when the Transaction is actually consummated.

	Recovery Fund	Quest Fund	Pro Forma Adjustments to Capitalization[1] (Unaudited)	Quest Fund -Pro Forma[2]
	(Unaudited)	(Unaudited)		(Unaudited)
Net assets (all classes)	$50,960,336	$5,983,030,233	$(100,000)	$6,033,890,569
Total shares outstanding (all classes)	4,403,864	362,588,531		365,692,603
Class A net assets	$20,884,490	$1,399,652,690	$(32,188)	$1,420,504,992
Class A shares outstanding	1,806,877	85,469,435		86,744,741
Class A NAV per share	$11.56	$16.38		$16.38

Class C net assets	$8,356,669	$396,906,496	$(11,516)	$405,251,649
Class C shares outstanding	731,633	24,649,495		25,168,478
Class C NAV per share	$11.42	$16.10		$16.10

Class R net assets		$753,521	$(6)	$753,515
Class R shares outstanding		46,481		46,481
Class R NAV per share		$16.21		$16.21

Class R6 net assets		$47,164,509	$(394)	$47,164,115
Class R6 shares outstanding		2,846,189		2,846,189
Class R6 NAV per share		$16.57		$16.57

Class Z net assets		$4,138,553,017	$(55,896)	$4,160,216,298
Class Z shares outstanding		249,576,931		250,886,714
Class Z NAV per share		$16.58		$16.58

Advisor Class net assets	$21,719,177
Advisor Class shares outstanding	1,865.354
Advisor Class NAV per share	$11.64

1.      Adjustments reflect the costs of the Transaction incurred by the Funds.

2.      Numbers are projected after the Transaction.

At the closing of the Transaction, shareholders of the Recovery Fund will receive Quest Fund Shares based on the relative NAV of the Funds as of 1:00 p.m., Pacific time, on the closing date.

COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

This section describes and compares the key differences between the investment goals, strategies and principal policies of the Funds, as well as the risks associated with such goals, strategies and policies.  The investment goals and certain investment policies of each Fund are fundamental, which means that they cannot be changed without the 1940 Act Majority Vote of that Fund’s outstanding voting securities.  Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval.  For a complete description of the Quest Fund’s investment policies and risks, you should read the Quest Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the Quest Fund SAI, which is available upon request.

Principal Investment Strategies.

As shown in more detail in the chart below, both Funds are managed with a value-oriented approach and invest in similar types of equity and debt securities in the following categories: (i) undervalued securities; (ii) distressed companies; and (iii) merger arbitrage securities.  Both Funds invest in U.S. and foreign securities, and may utilize derivatives instruments including currency forwards, currency futures, call options on equity securities and swap agreements to achieve their investment goals.  The Recovery Fund may invest a significant portion of its assets in smaller capitalization companies.  The Quest Fund currently invests the equity portion of its portfolio primarily to predominantly in mid- and large cap companies (i.e., companies with market capitalizations greater than $1.5 billion), with the remaining portion of its equity portfolio in smaller companies.  In order to take advantage of opportunities to buy more stock, the Recovery Fund, unlike the Quest Fund, is authorized to borrow money from banks (be leveraged) to a limited extent.

The following is a comparison of the Funds’ principal investment strategies which are non-fundamental (i.e., they may be changed without shareholder approval):

Recovery Fund	Quest Fund

Equity Securities. The Recovery Fund invests in equity securities, including securities convertible, or expected to be exchanged, into equity securities. The Recovery Fund may invest in convertible securities without regard to the ratings assigned by ratings services. In order to take advantage of opportunities to buy more stock, the Recovery Fund may borrow money from banks (be leveraged) to a limited extent.

Debt Securities. The Recovery Fund may invest without limit in debt securities or instruments in any rating category established by an independent rating agency, including lower-rated (or comparable unrated) or defaulted debt securities.

Foreign Securities. The Recovery Fund may invest a significant portion (up to 50%) of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.

Equity Securities. Under normal market conditions, the Quest Fund invests primarily in equity securities (including securities convertible into, or that the Investment Manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the Investment Manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The equity securities in which the Quest Fund invests are primarily common stock.

Debt Securities. The Quest Fund may invest without limit in debt securities or instruments in any rating category established by an independent rating agency, including lower-rated (or comparable unrated) or defaulted debt securities.

Foreign Securities. The Quest Fund expects to invest a significant portion (up to 50%) of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.

Special Situations/Undervalued Securities, Distressed Companies Securities, and Merger Arbitrage Securities. Under normal market conditions, the Recovery Fund seeks investments in the following three general categories.

Special Situations/Undervalued Securities - Securities of companies which the Investment Manager believes are trading at a price substantially below (long opportunity) or above (short opportunity) their intrinsic value and for which the Investment Manager believes a catalyst for realizing such value exists. Such securities may be acquired in privately negotiated transactions.

Distressed Companies - Securities of companies that are, have been, or are about to be involved in reorganizations, financial restructurings or bankruptcy or are otherwise experiencing severe financial or operational difficulties, but whose equity or debt securities the Investment Manager believes are priced substantially below their intrinsic value.

The Recovery Fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, other indebtedness of such companies. The Recovery Fund also may purchase loan participation interests, trade claims and other similar direct obligations or claims against distressed companies.

Merger Arbitrage Securities - Securities of companies involved in non-distressed restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Investment Manager believes are cheap relative to an economically equivalent security of the same or another company.

In a typical Merger Arbitrage situation relating to an announced merger, acquisition, or other corporate restructuring, the Recovery Fund takes a long position in one of the entities participating in the event while taking a short position in the other entity. In order to take advantage of opportunities to buy more stock, the Recovery Fund may borrow money from banks (be leveraged) to a limited extent.

The Recovery Fund’s investments in the Special Situations/Undervalued Securities and Merger Arbitrage Securities categories generally are in equity securities, but may also include debt and debt convertible into equity securities.

Undervalued Securities, Distressed Companies Securities, and Merger Arbitrage Securities. Undervalued Securities. The Quest Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). To a lesser extent, the Quest Fund also invests in merger arbitrage securities (e.g., securities of companies involved in non-distressed restructurings, such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) and the debt and equity of distressed companies (i.e., securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy).

Distressed Companies. The Quest Fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, other indebtedness (or participation in indebtedness) of such companies.

Merger Arbitrage Securities. When engaging in a merger arbitrage strategy, the Quest Fund generally buys the security that the Investment Manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the Investment Manager believes is either expensive relative to the price of the other security or otherwise overvalued.

Value Investing Strategy. The Investment Manager employs a research driven, fundamental value strategy for the Recovery Fund. In choosing equity or debt investments, the Investment Manager focuses on the market price of a company’s securities and debt obligations relative to the Investment Manager’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities or debt of both public or private companies.

Value Investing Strategy. The Investment Manager employs a research driven, fundamental value strategy for the Quest Fund. In choosing equity investments, the Investment Manager focuses on the market price of a company’s securities relative to the Investment Manager’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings.

Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Investment Manager’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The Investment Manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Capitalization Range. The Recovery Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.

The Recovery Fund may invest a significant portion of its assets in smaller capitalization companies.

Capitalization Range. The Quest Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.

The Quest Fund currently invests the equity portion of its portfolio primarily to predominantly in mid- and large cap companies (i.e., companies with market capitalizations greater than $1.5 billion), with the remaining portion of its equity portfolio in smaller companies.

Potential Shareholder Activism. While the Recovery Fund generally purchases securities for investment purposes, the Investment Manager may also be a proponent, in situations where it believes it is appropriate, of shareholder activism in the furtherance of corporate governance or other measures, and may seek to influence or control management of a company in which it invests, or invest in other companies that do so, when the Investment Manager believes such actions will increase the value of the Recovery Fund’s portfolio holdings.

Potential Shareholder Activism. While the Quest Fund generally purchases securities for investment purposes, the Investment Manager may seek to influence or control management, or invest in other companies that do so, when the Investment Manager believes the Quest Fund may benefit.

Derivative Investments. For purposes of pursuing its investment goal, the Recovery Fund may, from time to time, enter into currency-related transactions involving certain derivative instruments, including currency forwards and currency futures contracts (including currency index futures contracts). The Recovery Fund may also enter into various other transactions involving derivatives, including put and call options on equity securities and swap agreements (which may include total return and credit default swaps). The Recovery Fund may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, market prices and other market factors.

Derivative Investments. For purposes of pursuing its investment goal, the Quest Fund may, from time to time, enter into currency-related transactions involving certain derivative instruments, including currency forwards and currency futures contracts (including currency index futures contracts). The Quest Fund may also enter into various other transactions involving derivatives, including put and call options on equity securities and swap agreements (which may include total return and credit default swaps). The Quest Fund may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, market prices and other market factors. Specifically, the Quest Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using currency forward contracts and currency futures contracts (including currency index futures contracts) when, in the Investment Manager’s opinion, it would be advantageous to the Quest Fund to do so. The Quest Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

For more information about the investment goals, strategies and policies of the Funds, you should read the Quest Fund Prospectus which accompanies the Prospectus/Proxy Statement and the Quest Fund SAI, Recovery Fund SAI and Recovery Fund Prospectus which are each available upon request.

How do the fundamental investment policies of the Funds differ?

The Funds’ fundamental investment policies with respect to borrowing, underwriting, lending, real estate investments, industry concentration, issuer diversification and issuing senior securities are substantially similar.

The current fundamental investment policy of the Recovery Fund regarding commodities investments differs from the fundamental investment policy of the Quest Fund as follows:

Recovery Fund	Quest Fund

The Fund may not purchase or sell commodities or commodity contracts (except in conformity with regulations of the Commodity Futures Trading Commission such that the Recovery Fund would not be considered a commodity pool). Securities or other instruments backed by commodities are not considered commodities or commodity contracts for purposes of this restriction.

The Fund may not purchase or sell physical commodities if, as a result, more than 5 percent of its total assets would be invested in physical commodities, unless such physical commodities are acquired as a result of ownership of securities or other instruments; provided that for this purpose currencies are not considered physical commodities, and that this restriction shall not prevent the Quest Fund from (i) purchasing or selling securities or instruments of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments, or other derivative instruments; or (iii) purchasing or selling investments in securities or engaging in transactions in other instruments that are linked to or secured by physical or other commodities.

Recently, shareholders of each of the series of FMSF, including the Quest Fund, approved the above fundamental investment policy regarding investments in commodities.  The new fundamental policy provides the Quest Fund the flexibility to invest in accordance with its historic investment strategy, and, subject to oversight of the Board, react to changes in financial markets and the development of new investment opportunities and instruments.  To the extent that shareholders approve the Transaction and they are reorganized into the Quest Fund, their investment in the Quest Fund will be subject to the Quest Fund’s fundamental investment restriction regarding commodities investments.

In addition, the Recovery Fund, but not the Quest Fund, has the following fundamental policies regarding repurchase offers (defined terms with initial capitals in this paragraph, other than the “Investment Manager” and “Recovery Fund,” are as defined in rule 23c-3 under the 1940 Act): (1) the Recovery Fund will conduct Repurchase Offers at Periodic Intervals; (2) the Periodic Intervals will be three-month intervals; (3) the means of determining the Repurchase Request Deadlines shall include reference to investment management considerations, market conditions, the liquidity of the Recovery Fund’s assets, shareholder servicing and administrative considerations and other factors that the Investment Manager deems appropriate, provided that the Repurchase Request Deadline shall occur within the period that begins 21 days before, and ends 21 days after, the end of the Recovery Fund’s Periodic Interval for Repurchase Offers and shall be set in accordance with rule 23c-3; and, (4) as stated in the prospectus of the Recovery Fund, the maximum number of days between the Repurchase Request Deadline and the related Repurchase Pricing Date shall be 14 days, provided that, if the 14th day of such period is not a business day, the Repurchase Pricing Date shall occur on the next business day.

What are the principal investment risks associated with investments in the Funds?

Like all investments, an investment in a Fund involves risk.  There is no assurance that any mutual fund will meet its investment goals.  The achievement of the Funds’ goals depends upon market conditions, generally, and on the Investment Manager’s analytical and portfolio management skills.  For more information about the principal investment risks associated with investments in the Funds, see each Fund’s prospectus under the heading “Fund Details – Principal Risks” and the Quest Fund SAI and the Recovery Fund SAI under the heading “Goals, Strategies and Risks.”

As noted above, both Funds are managed with a value-oriented approach and invest in similar types of equity and debt securities in the following categories:  (i) undervalued securities; (ii) distressed companies; and (iii) merger arbitrage securities.  Both Funds invest in U.S. and foreign securities, and may utilize derivatives instruments including currency forwards, currency futures, call options on equity securities and swap agreements to achieve their investment goals.  Therefore, they are subject to many of the same principal risks include the following:

Principal Investment Risks Common to Both Funds:

Merger Arbitrage Securities and Distressed Companies.  A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a Fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to a Fund.  Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Value Style Investing.  A value stock may not increase in price as anticipated by the Investment Manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the Investment Manager believes will increase the price of the security do not occur.

Credit.  The Fund could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due.  Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ values.  The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Investment Manager or the rating agencies than such securities actually do.

High-Yield Debt Securities.  High-yield debt securities (including loans) and unrated securities of similar credit quality (“high-yield debt instruments” or “junk bonds”) involve greater risk of a complete loss of the Fund’s investment, or delays of interest and principal payments, than higher-quality debt securities.  Issuers of high-yield debt instruments are not as strong financially as those issuing securities of higher credit quality.  High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due.  The prices of high-yield debt securities generally fluctuate more than those of higher quality securities.  High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Foreign Securities.  Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility.  Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.  The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing as emerging markets.

Currency Management Strategies.  Currency management strategies may substantially change a Fund’s exposure to currency exchange rates and could result in losses to a Fund if currencies do not perform as the Investment Manager expects.  In addition, currency management strategies, to the extent that they reduce a Fund’s exposure to currency risks, may also reduce a Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets.  In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Market.  The market values of securities owned by a Fund will go up or down, sometimes rapidly or unpredictably.  A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer.  This is a basic risk associated with all securities.  When there are more sellers than buyers, prices tend to fall.  Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities.  A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by a Fund.

Smaller and Midsize Companies.  Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks, and should be considered speculative.  Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets.  In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Management.  Each Fund is subject to management risk because it is an actively managed investment portfolio.  Each Fund’s Investment Manager applies investment techniques and risk analyses in making investment decisions for a Fund, but there can be no guarantee that these decisions will produce the desired results.

Derivative Instruments.  The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks.  Derivatives involve costs and can create economic leverage in a Fund’s portfolio which may result in significant volatility and cause a Fund to participate in losses (as well as gains) in an amount that significantly exceeds a Fund’s initial investment.  Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that a Fund may not realize the intended benefits.  When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged.  With over-the-counter derivatives there is also the risk that the other party to the transaction will fail to perform.

Because the Recovery Fund is structured as a closed-end investment company operating as an interval fund, and the Recovery Fund invests in illiquid securities, uses leverage and engages in short sales, it is subject to the following additional principal risks:

Additional Principal Investment Risks to which the Recovery Fund is Subject:

Risk of Decline in Fund’s NAV Due to Repurchases; Inability to Liquidate Shares.  The Recovery Fund’s NAV may decline as a result of the Recovery Fund’s having to sell portfolio securities to raise cash to repurchase its shares in a repurchase offer.  Selling portfolio securities may cause the market prices of these securities, and hence the Recovery Fund’s NAV, to decline.  If such a decline occurs, the Fund cannot predict its magnitude or whether such a decline would be temporary or continue until or beyond the date that is the deadline to tender shares for a given repurchase offer.  In addition, shareholders may not be able to liquidate all shares of the Recovery Fund they have tendered during a repurchase offer if the total amount of shares tendered by shareholders exceeds the repurchase offer amount.

Anti-Takeover Provisions.  The Recovery Fund’s Declaration of Trust contains terms that limit the ability of other entities or persons to acquire control of the Recovery Fund or to change its Board.  These provisions may limit opportunities for the shares to increase in value through a merger, acquisition or similar change in the Recovery Fund because a third party may be discouraged from attempting to institute such changes in the Recovery Fund.

Effects of Borrowing and Leverage.  Although there is no current intent to do so, the Recovery Fund is authorized to borrow money to take advantage of opportunities to buy more securities, to meet unfunded commitments in connection with investments or to make repurchases of shares in repurchase offers for its shares.  There is a risk that the costs of borrowing may exceed the income and appreciation, if any, on assets acquired with the borrowed funds.  If this occurs, the use of leverage will reduce the investment performance of the Fund compared with what it would have been without leverage.

Leveraging by the Recovery Fund creates an opportunity for greater total return, but, at the same time, increases exposure to losses.  Also, the NAV of the Recovery Fund’s shares may be more volatile than if the Fund were not leveraged.

Liquidity.  Liquidity risk exists when the market for particular securities or types of securities are or become relatively illiquid so that the Recovery Fund is unable, or it becomes more difficult for the Recovery Fund, to sell the security at the price at which the Recovery Fund has valued the security.

Illiquid Securities.  Certain securities are illiquid due to a limited trading market, financial weakness of the issuer, legal or contractual restrictions on resale or transfer, or that are otherwise illiquid in the sense that they cannot be sold within seven days at approximately the price at which the Fund values them.

Short Sales.  It is possible that the Recovery Fund’s long positions will decline in value at the same time that the value of the stocks sold short increases, thereby increasing the potential for loss.  The Recovery Fund may not always be able to close out a short position at a particular time or at an acceptable price.  A lender may request the borrowed securities be returned to it on short notice, and the Recovery Fund may have to buy the borrowed securities at an unfavorable price.  If this occurs at a time when other short sellers of the same security also want to close out their positions, a “short squeeze” can occur.  A short squeeze occurs when demand is greater than supply for the stock sold short.  A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price.  If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

Loan Participations and Trade Claims.  The Recovery Fund may purchase trade claims and other similar direct obligations or claims against companies in bankruptcy.  When the Fund purchases a trade claim, there is no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim.  The purchase of indebtedness or loan participations of a Distressed Company always involves a risk as to the creditworthiness of the issuer and the possibility that principal invested may be lost.

To a lesser extent than the Recovery Fund, the Quest Fund invests in illiquid securities, loan participations and trade claims and engages in short sales.  As a result, the Quest Fund is exposed to the risks of such investments and investment techniques but they are not considered principal risks.

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION

The following is a general summary of some of the important U.S. federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

The Transaction is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code.  The principal federal income tax consequences that are expected to result from the Transaction are as follows:

•      no gain or loss will be recognized by the Recovery Fund or the shareholders of the Recovery Fund as a direct result of the Transaction pursuant to Sections 361(a), 357(a), 361(c)(1) and 354(a) of the Code;

•      no gain or loss will be recognized by the Quest Fund as a direct result of the Transaction pursuant to Section 1032(a) of the Code;

•      the basis of the assets of the Recovery Fund received by the Quest Fund will be the same as the basis of these assets in the hands of the Recovery Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

•      the holding period of the assets of the Recovery Fund received by the Quest Fund will include the period during which such assets were held by the Recovery Fund pursuant to Section 1223(2) of the Code;

•      the aggregate tax basis of the shares of the Quest Fund to be received by a shareholder of the Recovery Fund as part of the Transaction will be the same as the shareholder’s aggregate tax basis of the shares of the Recovery Fund pursuant to Section 358(a)(1) of the Code; and

•      the holding period of the shares of the Quest Fund received by a shareholder of the Recovery Fund as part of the Transaction will include the period that a shareholder held the shares of the Recovery Fund (provided that such shares of the Recovery Fund are capital assets in the hands of such shareholder as of the closing) pursuant to Section 1223(1) of the Code.

Neither of the Funds has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Transaction.  As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Recovery Fund and the Quest Fund as to the foregoing federal income tax consequences of the Transaction, which opinion will be conditioned upon, among other things, the accuracy, as of the closing date, of certain representations of each Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Transaction on the Recovery Fund, the Quest Fund, or any Recovery Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection.  See “Information about the Funds.”

Opinions of counsel are not binding upon the IRS or the courts.  If the Transaction were consummated but the IRS or the courts were to determine that the Transaction did not qualify as a tax-free reorganization under the Code, and thus were taxable, the Recovery Fund would recognize gain or loss on the transfer of its assets to the Quest Fund, and each shareholder of the Recovery Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Recovery Fund shares and the fair market value of the shares of the Quest Fund it received.

Final Dividend or Other Distributions.  Immediately prior to the Transaction, the Recovery Fund will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the closing date.

General Limitation on Capital Losses.  The tax attributes, including capital loss carryovers, of the Recovery Fund move to the Quest Fund in the Transaction.  Capital losses can generally be carried forward to succeeding tax years to offset future capital gains subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010, to an overall eight-year carryover period. [1]

The capital loss carryovers of the Recovery Fund and the Quest Fund, if any, are available to offset future gains recognized by the combined fund, subject to certain limitations under the Code.  The Transaction will result in a more than 50% “change in ownership” of the Recovery Fund, the smaller of the two Funds.  As a result, the capital loss carryovers of the Recovery Fund, increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation.  Additionally, if either Fund has a net unrealized built-in gain at the time of the Transaction, for five years beginning after that date, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund.  The Transaction also may result in an earlier expiration of the Recovery Fund’s capital loss carryovers because the Transaction may cause the Recovery Fund’s tax year to close early in the year of the Transaction. [2]

The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use of the Recovery Fund’s aggregate capital loss carryovers following the Transaction are as follows:

	Recovery Fund (000,000s) As of 12/31/2014	Quest Fund (000,000s) As of 12/31/2014
Aggregate Capital Loss Carryovers*	$143.5	$0
Net Unrealized Appreciation on a Tax Basis	$1.6	$347.2
Net Assets	$50.3	$5,953.8
Approximate Annual Limitation for Capital Losses**	$1.3	N/A

*      Aggregate capital loss carryover figures include capital loss carryovers as of March 31, 2014 for the Recovery Fund and December 31, 2014 for the Quest Fund and realized gain (loss) on a GAAP basis for the six months ended September 30, 2014 for the Recovery Fund.

[1]  The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date (December 22, 2010).  Consequently, these capital losses can be carried forward indefinitely.  However, capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized.  As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire.

[2]  The capital losses of the Recovery Fund that may be used by the Quest Fund (including to offset any “built-in gains” of the Recovery Fund itself) for the first taxable year ending after the closing date may also be limited.

**    Based on the long-term tax-exempt rate for ownership changes during March 2015 of 2.67%.  The actual limitation will equal the aggregate NAV of the Recovery Fund on the closing date multiplied by the long term tax exempt rate for ownership changes during the month in which the Transaction closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments of the Recovery Fund on the closing date that is recognized in a taxable year.

Where one or more of the limitations discussed above apply, a portion or all of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain by shareholders of the Quest Fund post-closing, including by the former shareholders of the Recovery Fund.  Based on the Recovery Fund’s capital loss position at December 31, 2014, it is expected that the annual limitation on the use of the Recovery Fund’s aggregate capital loss carryovers likely will limit the use of such losses by the Quest Fund post-closing, to offset capital gains, if any, it realizes.  However, the ability of the Quest Fund to absorb its own capital loss carryovers and those of the Recovery Fund post-closing depends upon a variety of factors that cannot be known in advance.

Appreciation in Value of Investments.  Shareholders of the Recovery Fund will receive a proportionate share of any taxable income and gains realized by the Quest Fund and not distributed to its shareholders prior to the Transaction when such income and gains are eventually distributed by the Quest Fund.  As a result, shareholders of the Recovery Fund may receive a greater amount of taxable distributions than they would have had the Transaction not occurred.  In addition, if the Quest Fund, following the Transaction, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Recovery Fund, shareholders of the Recovery Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Transaction had not occurred.  The unrealized appreciation in value of investments as a percentage of its NAV at December 31, 2014 was 3.2% for the Recovery Fund compared to 5.9% for the Quest Fund and 5.8% on a combined basis.  As a result, shareholders of the Recovery Fund may receive a greater amount of taxable distributions than they would have had the Transaction not occurred.

State and Local Taxes. You should consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances.

INFORMATION ABOUT THE FUNDS

Information about the Funds is included in each Fund’s Prospectus.  The Quest Fund Prospectus and the Recovery Fund Prospectus are both incorporated by reference into (are considered a part of) this Prospectus/Proxy Statement.  Additional information about the Funds is included in each Fund’s SAI.  The Quest Fund SAI and the Recovery Fund SAI are incorporated into the Quest Fund Prospectus and the Recovery Fund Prospectus, respectively, and into the SAI dated [____, 2015] relating to this Prospectus/Proxy Statement, each of which has been filed with the SEC.  The SAI relating to this Prospectus/Proxy Statement is also considered part of this Prospectus/Proxy Statement.  Information about the Funds is also included in each Fund’s Annual Report to Shareholders (for the fiscal year ended March 31, 2014 for the Recovery Fund and December 31, 2014 for the Quest Fund) and the Semi-Annual Report to Shareholders for the fiscal period ended September 30, 2014 for the Recovery Fund.

The Quest Fund Prospectus is enclosed with this Prospectus/Proxy Statement. You may request a free copy of the Recovery Fund Prospectus, each Fund’s SAI, each Fund’s Annual or Semi-Annual Report to Shareholders, the SAI relating to this Prospectus/Proxy Statement, and other information by calling (800) DIAL-BEN or by writing to the Fund at P.O. Box 997151, Sacramento, CA  95899-7151.

The Recovery Fund and FMSF on behalf of the Quest Fund file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC in Washington, D.C. at 100 F Street, N.E., Room 1580, Washington, D.C. and at certain of the SEC’s regional offices:  SEC Regional Offices: Atlanta – 950 East Paces Ferry NE, Suite 900, Atlanta GA  30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver –1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 444 South Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City –351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104.  You can also obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC’s Internet site at http://www.sec.gov or by electronic request at the following email address:  publicinfo@sec.gov.

FURTHER INFORMATION ABOUT THE FUNDS

The following is a discussion of the organization of the Funds and, where applicable, of FMSF.  More detailed information about each Fund’s current statutory trust structure is contained in each Fund’s SAI.

Comparison of Capital Structure.  The Recovery Fund was organized as a Delaware statutory trust on January 31, 2003.  FMSF was originally organized as a Maryland corporation and was converted to a Delaware statutory trust on May 1, 2008.

The authorized number of shares of each Fund is unlimited, each without par value, and each Fund may issue fractional shares.  Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights.  The Recovery Fund and the Quest Fund shareholders have no appraisal rights.

Comparison of Voting Rights.  Shares of each class represent proportionate interests in a Fund’s assets.  On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by class, by state or by federal law.  In addition, in the case of the Quest Fund, shares of the Quest Fund have the same voting and other rights and preferences as the other funds of FMSF for matters that affect FMSF as a whole.  For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share carries a proportionate fractional vote.  Shareholders of the Funds are not entitled to cumulative voting rights in the election of trustees.  For board member elections, this gives holders of more than 50% of the shares of the Recovery Fund and FMSF, respectively, voting the ability to elect all of the members of the board.  If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

Proposals Subject to Shareholder Approval.  The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment management agreements and plans of distribution, and amendments to goals or policies deemed to be fundamental.  In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by the Recovery Fund’s and FMSF’s Agreements and Declarations of Trust (each a “Trust Instrument” and collectively, the “Trust Instruments”).  For example, the Trust Instruments and bylaws give shareholders the power to vote: (1) for the election of Trustees at a meeting called for the purpose of electing Trustees, (2) with respect to certain amendments to the Recovery Fund’s (but not the Quest Fund’s) Trust Instrument; (3) certain transactions (e.g., dissolutions, reorganizations, consolidations and conversions) involving the Recovery Fund (but not the Quest Fund unless required by the 1940 Act); (4) on such matters as required by the Trust Instrument, the bylaws, the 1940 Act, other applicable law, and any registration statement filed with the SEC, and (5) as the Trustees may consider necessary or desirable.

Vote Required to Approve a Proposal.  Under the Recovery Fund’s Trust Instrument, to the extent a larger vote is not required by applicable law, a 1940 Act Majority Vote cast at a meeting at which a quorum is present generally shall decide any questions, with the exception that Trustees are elected by not less than a plurality of the votes cast at such a meeting.  Under the Quest Fund’s Trust Instrument, to the extent a larger vote is not required by applicable law, a majority of the votes cast at a meeting at which a quorum is present generally shall decide any questions, with the exception that Trustees are elected by a plurality of the votes cast at such a meeting.  See the paragraph below titled “Certain Anti-Takeover Provisions in the Recovery Fund’s Trust Instrument but not FMSF’s Trust Instrument” below for a discussion regarding certain super-majority voting provisions.

Record Date.  Each Fund’s Trust Instrument establishes the minimum and maximum number of days prior to a shareholders’ meeting during which a record date may be set by the Board.  The minimum number of days is 10 and the maximum number of days is 120 for both Funds.

Quorum Requirements.  Quorum for a shareholders’ meeting of the Recovery Fund is generally fifty percent (50%) of the shares entitled to vote which are present in person or by proxy.  Quorum for a shareholders’ meeting of the Quest Fund is generally forty percent (40%) of the shares entitled to vote which are present in person or by proxy.

Certain Anti-Takeover Provisions in the Recovery Fund’s Trust Instrument but not FMSF’s Trust Instrument.  The Recovery Fund’s Trust Instrument includes provisions that may limit: (1) the ability of other entities or persons to acquire control of the Recovery Fund, and (2) the Recovery Fund’s freedom to engage in certain transactions.  These terms may be regarded as “anti-takeover” provisions.  Under the Recovery Fund’s Trust Instrument, the affirmative vote of a majority of trustees present at a meeting at which a quorum is present and the holders of at least 75% (which is higher than the vote required under the 1940 Act) of the Recovery Fund’s shares entitled to vote is usually required to approve the Recovery Fund’s: (1) dissolution; (2) merger or consolidation with or into one or more statutory trusts or other business entities; (3) conversion into another business entity, the conversion of its shares into beneficial interests in another statutory trust or any lawful exchange of its shares; (4) sale, conveyance, or transfer of all or substantially all of its assets to another trust, statutory trust, partnership, limited partnership, limited liability company, corporation or other association; (5) conversion from a “closed-end company” to an “open-end company” (as those terms are defined in the 1940 Act); (6) issuance of any of its securities to a “Principal Holder” (as that term is defined in the Trust Instrument) for cash; and (7) exchange of any of its securities to a Principal Holder for the sale, lease or exchange to the Recovery Fund of a certain level of assets of the Principal Holder.  However, if the transaction receives the approval of at least two-thirds (66 2/3%) of the Board, only a 1940 Act Majority Vote is required.

Legal Structures.  Mutual funds formed under the Delaware Statutory Trust Act, such as the Funds, are granted a significant amount of operational flexibility with respect to features, rights and obligations of the statutory trust and its trustees and shareholders in their organizational instruments.  Mutual funds organized as Delaware statutory trusts have benefited from this flexibility to streamline their operations and minimize expenses.  For example, mutual funds organized as Delaware statutory trusts are not required to hold annual shareholders’ meetings if meetings are not otherwise required by the federal securities laws or their declarations of trust or bylaws, and such funds may create new classes or series of shares without having to obtain the approval of shareholders.

Limited Liability for Shareholders.  Under the Delaware Statutory Trust Act, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under the Delaware General Corporation Law.

Boards of Trustees.  Pursuant to the Delaware Statutory Trust Act and the Trust Instrument, the responsibility for the general oversight of each Fund is vested in its Board, which, among other things, is empowered by the Trust Instrument to elect officers and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.  Pursuant to the Trust Instruments, no Trustee shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Inspection Rights.  Each Fund provides shareholders certain inspection rights of its books and records, to at least the extent required by applicable law.

VOTING INFORMATION

How many votes are necessary to approve the Plan?

A 1940 Act Majority Vote, as defined herein, of the outstanding voting securities of the Recovery Fund is required to approve the Plan.  Each Recovery Fund shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share, of the Recovery Fund held at the close of business on March 31, 2015 (the “Record Date”).  If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies.

Fifty percent (50%) of the Recovery Fund’s outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting.  Under relevant state law and the Recovery Fund’s Trust Instrument, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting.  Thus, under the Trust Instrument, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Plan.  However, it is the Trust’s understanding that because broker dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting with respect to the Recovery Fund, there are unlikely to be any “broker non-votes” at the Meeting.

How do I ensure my vote is accurately recorded?

You can vote in any one of four ways:

•   By mail, with the enclosed proxy card;

•   In person at the Meeting;

•   By telephone; or

•   Through the Internet.

A proxy card is, in essence, a ballot.  When you vote your proxy, it tells us how you want to vote on important issues relating to the Recovery Fund.  If you simply sign, date and return the proxy card but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.  If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

# 1369577  v. 4

May I revoke my proxy?

You may revoke your proxy at any time before it is voted by sending a written notice to the Recovery Fund expressly revoking your proxy, by signing and forwarding to the Recovery Fund a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting in person.  If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

The Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement.  It is not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

Shareholders of record of the Recovery Fund on the Record Date will be entitled to vote at the Meeting.  The following table shows the number of shares of each class and the total number of outstanding shares of the Recovery Fund as of the Record Date:

Class	Shares Outstanding
Class A
Class C
Advisor Class	_______________
Total

How will proxies be solicited?

D. F. King, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $[____].  The Recovery Fund expects that the solicitation will be primarily by mail.  As the date of the Meeting approaches, however, certain Recovery Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Recovery Fund.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  The Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement.  The Solicitor representative will record the shareholder’s instructions on the card.  Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or over the Internet, the shareholder may submit the proxy card originally sent with this Prospectus/Proxy Statement or attend in person.

The Recovery Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  The Recovery Fund may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of the Recovery Fund or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

The Recovery Fund expects that, before the Meeting, broker-dealer firms holding shares of the Recovery Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, the Recovery Fund understands that current New York Stock Exchange rules do not permit the broker-dealers to vote on the Plan, on behalf of their customers and beneficial owners.  Certain broker-dealers may exercise discretion over shares held in their name for which no instructions are received by voting these shares in the same proportion as they vote shares for which they received instructions.

Are there dissenters’ rights?

If the Transaction is approved at the Meeting, shareholders of the Recovery Fund will not have the right to dissent and obtain payment of the fair value of their shares because the Recovery Fund’s Trust Instrument provides that no shareholder is entitled, as a matter of right, to relief as a dissenting shareholder in respect of any proposal or action involving the Recovery Fund.  Shareholders of the Recovery Fund, however, will be able to have their shares repurchased under the usual quarterly repurchase offer process.  After the closing date, shareholders may redeem Quest Fund Shares or exchange them for shares of certain other funds in Franklin Templeton Investments.  Redemptions are subject to the terms and conditions in the prospectus of the Recovery Fund.

PRINCIPAL HOLDERS OF SHARES

[As of the Record Date, the officers and trustees of the Recovery Fund, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of the Recovery Fund, and the officers and trustees of the FMSF, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of the Quest Fund.]

From time to time, the number of Fund shares held in “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.  To the knowledge of the Funds, no other person owned (beneficially or of record) 5% or more of the outstanding shares of any class of the Recovery Fund or of the Quest Fund as of the Record Date, except as listed in Exhibit C to this Prospectus/Proxy Statement.  [Upon completion of the Transaction, it is not expected that those persons disclosed in Exhibit C as owning 5% or more of the Recovery Fund’s outstanding Class A, Class C, or Advisor Class shares will own in excess of 5% of the then outstanding shares of Class A, Class C or Class Z shares, respectively, of the Quest Fund upon completion of the Transaction.]

SHAREHOLDER PROPOSALS

Neither the Recovery Fund nor the Quest Fund is required to hold, and neither intends to hold, regular annual meetings of shareholders.  A shareholder who wishes to submit a proposal for consideration for inclusion in the Recovery Fund’s proxy statement for the next meeting of shareholders (if any) should send a written proposal to the Recovery Fund’s offices at 101 John F. Kennedy Parkway, Short Hills, NJ 07078-2702, Attention: Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the Recovery Fund’s proxy statement and proxy card relating to that meeting and presented at the meeting.  A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal proxy rules, state law, and other governing instruments.

Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the Recovery Fund’s proxy statement or presented at the meeting.

ADJOURNMENT

The holders of a majority of the shares present (in person or by proxy) and entitled to vote with respect to the Recovery Fund at the Meeting, whether or not a quorum is present, or the chairperson of the Board, the president of the Recovery Fund (in the absence of the chairperson of the Board), or any vice president or other authorized officer of the Recovery Fund (in the absence of the president) may adjourn the Meeting.  Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow time for further solicitation of proxies.  Any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior to adjournment and any business may be transacted at the adjourned meeting that might have been transacted at the Meeting.  The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Recovery Fund on questions of adjournment.  If the Meeting is adjourned to another time or place, written notice need not be given of the adjourned meeting if the time and place is announced at the Meeting, unless a new record date is fixed or unless the adjournment is for more than sixty days after the date of the original meeting.

By Order of the Board of Trustees,

Steven J. Gray

Secretary

May __, 2015

GLOSSARY

Useful Terms and Definitions

1940 Act—The Investment Company Act of 1940, as amended.

1940 Act Majority Vote — The affirmative vote of the lesser of: (i) a majority of the outstanding shares of the Recovery Fund, or (ii) 67% or more of the outstanding shares of the Recovery Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the Recovery Fund are present or represented by proxy.

CDSC — Contingent deferred sales charge.

Distributors — Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds.

FMA or Investment Manager—Franklin Mutual Advisers, LLC, the investment manager for the Funds.

FMSF— Franklin Mutual Series Funds, the registered investment company of which the Quest Fund is a series.

FRI — Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.

FT Services — Franklin Templeton Services, LLC, the administrator of the Recovery Fund and the sub-administrator for the Quest Fund.  FT Services is an indirect, wholly owned subsidiary of FRI and is an affiliate to each Fund’s Investment Manager and principal underwriter.

Independent Trustees—The Trustees who are not “interested persons” of a Fund, as such term is defined in the 1940 Act.

IRS—U.S. Internal Revenue Service.

Meeting — The Special Meeting of Shareholders of the Recovery Fund concerning approval of the Plan.

Net Asset Value (NAV) — The net asset value of a mutual fund is determined by deducting a fund’s liabilities from the total assets of the fund.  The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Plan—The Agreement and Plan of Reorganization adopted by the Recovery Fund and FMSF, on behalf of the Quest Fund.

SAI — Statement of Additional Information, a document that supplements information found in a mutual fund’s prospectus.

SEC — U.S. Securities and Exchange Commission.

Trust — Franklin Mutual Recovery Fund or Franklin Mutual Series Funds.

Transaction — The proposed transaction contemplated by the Plan.

U.S.— The United States of America.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

A.  Form of Agreement and Plan of Reorganization

B.  Financial Highlights of the Recovery Fund and the Quest Fund

C.  Principal Holders of Securities

D.  The Quest Fund Prospectus dated May 1, 2015 (enclosed)

EXHIBIT A

FORM OF
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made as of this 25th day of February, 2015 by and between Franklin Mutual Series Funds (“FMSF”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 101 John F. Kennedy Parkway, Short Hills, NJ 07078, on behalf of its series, Franklin Mutual Quest Fund (the “Acquiring Fund”), and Franklin Mutual Recovery Fund, a statutory trust created under the laws of the State of Delaware, with its principal place of business at 101 John F. Kennedy Parkway, Short Hills, NJ 07078, (the “Target Fund”).  Franklin Mutual Advisers, LLC, a Delaware limited liability company, joins this Plan solely for purposes of Section 7.

PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by FMSF, on behalf of the Acquiring Fund, of substantially all of the property, assets and goodwill of the Target Fund in exchange solely for full and fractional Class A, Class C and Class Z shares of beneficial interest, with no par value, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the distribution of Acquiring Fund Shares to the holders of Class A, Class C and Advisor Class shares of beneficial interest of the Target Fund (the “Target Fund Shares”), respectively, according to their respective interests in the Target Fund in complete liquidation of the Target Fund; and (iii) the dissolution of the Target Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, agree as follows:

1.         Sale and Transfer of Assets, Liquidation and Dissolution of the Target Fund.

Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery by the Acquiring Fund of the number of Acquiring Fund Shares hereinafter provided, the Target Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to the Acquiring Fund all of the Target Fund’s then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay 25% of the costs and expenses of carrying out the Reorganization in accordance with Section 7 of the Plan, (including, but not limited to, fees of counsel and accountants, and expenses of the Target Fund’s liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Target Fund’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to the Closing Date and through the final taxable year ending with the Target Fund’s complete liquidation; and (iii) pay such contingent liabilities, if any, as the officers of the Target Fund shall reasonably deem to exist against the Target Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Target Fund’s books (such assets hereinafter “Net Assets”).  FMSF, on behalf of the Acquiring Fund, shall not assume any liability of the Target Fund, whether accrued or contingent, known or unknown, and the Target Fund shall use its reasonable best efforts to discharge all of its known liabilities so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.

(a)       Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of such sale, conveyance, transfer, and delivery, FMSF, on behalf of the Acquiring Fund, agrees at the Closing to deliver to the Target Fund the number of Acquiring Fund Shares, determined by dividing the net asset value per share of each Class A, Class C and Advisor Class shares of the Target Fund by the net asset value per share each of Class A, Class C and Class Z shares of the Acquiring Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class A, Class C and Advisor Class shares, respectively, of the Target Fund as of 1:00 p.m., Pacific time, on the Closing Date.  The Acquiring Fund Shares delivered to the Target Fund at the Closing shall have an aggregate net asset value equal to the value of the Target Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

(b)       Immediately following the Closing, the Target Fund shall distribute the Acquiring Fund Shares received by the Target Fund pursuant to this Section 1 to the Target Fund’s shareholders of record so that each shareholder receives full and fractional Acquiring Fund Shares of the corresponding class of the Acquiring Fund equal in value to the full and fractional shares of the Target Fund held by the shareholder as of 1:00 p.m., Pacific time, on the Closing Date.  Such distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders based on their respective holdings in the Target Fund as of 1:00 p.m., Pacific time, on the Closing Date.  Fractional Acquiring Fund Shares shall be carried to the third decimal place.  As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing Target Fund Shares shall be entitled to surrender the same to the transfer agent for the Acquiring Fund in exchange for the number of Acquiring Fund Shares of the same class into which the Target Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted.  Until so surrendered, each outstanding certificate, if any, which, prior to the Closing, represented Target Fund Shares shall be deemed for all Acquiring Fund purposes to evidence ownership of the number of Acquiring Fund Shares into which the Target Fund Shares (which prior to the Closing were represented thereby) have been converted.  Certificates for the Acquiring Fund Shares shall not be issued.  After the distribution, the Target Fund shall be dissolved.

(c)       At the Closing, each shareholder of record of the Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 6(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Target Fund that such person had on such Distribution Record Date.

(d)       All books and records relating to the Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the date of the Plan, and shall be turned over to the Acquiring Fund on or prior to the Closing.

2.         Valuation.

(a)       The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific time, on the Closing Date, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”).  The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectus of the Acquiring Fund and the Target Fund, as amended or supplemented.

(b)       In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value per share of the Acquiring or Target Fund Shares or the value of the Target Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

(c)       All computations of value regarding the net asset value per share of the Acquiring and Target Fund Shares and the value of the Target Fund’s Net Assets shall be made by the administrator to the Acquiring Fund and Target Fund.

3.         Closing and Closing Date.

The Closing shall take place at the principal office of FMSF at 2:00 p.m., Pacific time, on [August 21,] 2015 or such later date as the officers of FMSF and the Target Fund may mutually agree (the “Closing Date”).  The Target Fund shall have provided for delivery as of the Closing the Assets to be transferred to the account of the Acquiring Fund’s custodian, The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286.  The Target Fund shall deliver at the Closing a list of names and addresses of the holders of record of each class of the Target Fund and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, as of 1:00 p.m., Pacific time, on the Closing Date.  FMSF, on behalf of the Acquiring Fund, shall provide evidence that such Acquiring Fund Shares have been registered in an account on the books of Acquiring Fund in such manner as the officers of the Target Fund may reasonably request.

4.         Representations and Warranties.

4.1.      FMSF, on behalf of the Acquiring Fund, represents and warrants that:

(a)       The Acquiring Fund is a series of FMSF, which was originally organized as a Maryland corporation on November 12, 1987 and was reorganized as a Delaware statutory trust on March 1, 2008.  FMSF is validly existing under the laws of the State of Delaware.  FMSF is duly registered under the 1940 Act as an open-end management investment company and the Acquiring Fund’s shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933 (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

(b)       FMSF is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non-assessable, and has full voting rights, and each Acquiring Fund Share when issued pursuant to and in accordance with the Plan, will be fully paid, non-assessable, and will have full voting rights.  The Acquiring Fund currently is divided into five classes of shares: Class A, Class C, Class R, Class R6 and Class Z shares of beneficial interest, which represent Acquiring Fund Shares.  An unlimited number of shares of beneficial interest of the Acquiring Fund has been allocated and designated to each class of the Acquiring Fund.

(c)       FMSF, on behalf of the Acquiring Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by FMSF, on behalf of the Acquiring Fund, of the transactions contemplated by the Plan, except for the registration of Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

(d)       The financial statements appearing in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2014, audited by Ernst & Young LLP, and any interim unaudited financial statements, fairly present the financial position of the Acquiring Fund as of their respective dates and the results of the Acquiring Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(e)       The books and records of the Acquiring Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f)        FMSF has elected to treat the Acquiring Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, has not had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and intends to continue to qualify as a RIC after the Closing Date.  Consummation of the transactions contemplated by the Plan will not cause the Acquiring Fund to fail to be qualified as a RIC as of the Closing Date.

(g)       The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses.

(h)       The Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.1(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(i)        There is no inter-corporate indebtedness existing between the Target Fund, and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

(j)        The registration statement on Form N-14 referred to in Section 5.1(a) hereof (the “Registration Statement”), including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the special meeting of the Target Fund’s shareholders (the “Special Meeting”) and on the Closing Date:  (i) comply, as amended, in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

(k)       Since December 31, 2014, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.

(l)        On the Closing Date, all material Returns (as defined below) of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Fund’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(m)      All information to be furnished by FMSF on behalf of the Acquiring Fund for use in preparing any registration statement, proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereto.

(n)       The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase Acquiring Fund Shares, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(o)       No consent, approval, authorization or order of any court or governmental authority is required for the consummation by FMSF, on behalf of the Acquiring Fund, of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(p)       There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against FMSF, on behalf of the Acquiring Fund.  FMSF, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(q)       The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of FMSF’s Board of Trustees.

(r)        The Acquiring Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

4.2.      The Target Fund represents and warrants that:

(a)       The Target Fund was organized as a Delaware statutory trust on January 31, 2003 and is validly existing under the laws of the State of Delaware.  The Target Fund is duly registered under the 1940 Act as a closed‑end management investment company and is operating as an interval fund.  The Target Fund’s shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

(b)       The Target Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value.  Each outstanding share of the Target Fund is fully paid, non-assessable, and has full voting rights.  The Target Fund currently is divided into three classes of shares: Class A, Class C and Advisor Class shares of beneficial interest, which represent Target Fund Shares. An unlimited number of shares of beneficial interest of the Target Fund has been allocated and designated to each class of the Target Fund.

(c)       The Target Fund is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated by the Plan.  The Target Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by it in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by it.

(d)       The financial statements appearing in the Target Fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2014 audited by Ernst & Young LLP, the Target Fund’s Semi-Annual Report for the period ended September 30, 2014, and any interim unaudited financial statements, fairly present the financial position of the Target Fund as of their respective dates and the results of the Target Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(e)       The books and records of the Target Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Target Fund.

(f)        The Target Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code and Target Fund is a “fund” as defined in Section 851(g)(2) of the Code.  Target Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.  Target Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.

(g)       The Target Fund does not have any unamortized or unpaid organizational fees or expenses.

(h)       The Target Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.2(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(i)        There is no inter-corporate indebtedness existing between the Target Fund, and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

(j)        The Registration Statement, including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to the Target Fund, will, from the effective date of the Registration Statement through the date of the Special Meeting and on the Closing Date:  (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

(k)       Since September 30, 2014, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.

(l)        On the Closing Date, all material Returns of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Fund’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.

(m)      All information to be furnished by the Target Fund for use in preparing any registration statement, proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereto.

(n)       The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase Target Fund Shares except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as a closed-end managed investment company operating as an interval fund under the 1940 Act.

(o)       No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(p)       There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Target Fund.  The Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Target Fund’s business or its ability to consummate the transactions herein contemplated.

(q)       The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Target Fund’s Board of Trustees, subject to approval of the Target Fund’s shareholders.

(r)        The Target Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(s)        At the Closing, the Target Fund will have good and marketable title to all of the securities and other assets transferred pursuant to Section 1 above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(t)        The Target Fund will declare prior to the Closing Date, a dividend or dividends that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

5.         Covenants of FMSF, on behalf of the Acquiring Fund, and Covenants of the Target Fund.

5.1.      FMSF, on behalf of the Acquiring Fund:

(a)       Shall file the Registration Statement with the Securities and Exchange Commission (“SEC”) and use its best efforts to provide that the Registration Statement became effective as promptly as practicable.

(b)       Shall have mailed to each shareholder of record of the Target Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder (the “Prospectus/Proxy Statement”).

(c)       Covenants to operate the Acquiring Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(d)       Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

5.2.      The Target Fund:

(a)       Shall provide the Acquiring Fund with information reasonably necessary for the preparation of the Prospectus/Proxy Statement to be included in the Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the Special Meeting referred to below.

(b)       As of the Closing, shall have called and held the Special Meeting to consider and vote upon the Plan, and the Target Fund shall have taken all other actions reasonably necessary to obtain approval of the transactions contemplated herein.

(c)       Covenants to operate the Target Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(d)       Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

(e)       Shall file, by the Closing Date, all of the Target Fund’s federal and other Tax Returns required by law to be filed on or before such date and all federal and other Taxes shown as due on said Returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(f)        Shall provide at the Closing:

(1)       A statement of the respective tax basis of all investments to be transferred by the Target Fund to the Acquiring Fund.

(2)       A copy (which may be in electronic form) of the Target Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the shareholders of record of the Target Fund’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan (the “Target Fund Shareholder Documentation”).

(3)       A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Target Fund after the Closing.

(4)       If requested by the Acquiring Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Fund.

(g)       As promptly as practicable, but in any case within sixty days after the date of Closing, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income Tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.

(h)       Undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than Target Fund shareholders.

(i)        Undertakes that, if the Plan is consummated, the Target Fund will liquidate and dissolve.

5.3.      FMSF, on behalf of the Acquiring Fund, and the Target Fund intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.  FMSF, on behalf of the Acquiring Fund, and the Target Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

6.         Conditions Precedent to be Fulfilled by FMSF, on behalf of the Acquiring Fund, and by the Target Fund.

The consummation of the Plan hereunder shall be subject to the following respective conditions:

(a)       That (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; and (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing.

(b)       That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Fund or would prohibit the transactions contemplated hereby.

(c)       That the Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Target Fund at a meeting or any adjournment thereof.

(d)       The Target Fund shall have declared prior to the Closing Date, a dividend or dividends that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(e)       That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of the Target Fund or the Acquiring Fund.

(f)        That there shall be delivered to the Target Fund an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to FMSF, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)       The Acquiring Fund is a series of FMSF and that FMSF is a validly existing statutory trust in good standing under the laws of the State of Delaware;

(2)       FMSF is an open-end management investment company registered as such under the 1940 Act;

(3)       The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of FMSF, on behalf of the Acquiring Fund;

(4)       The Plan is the legal, valid and binding obligation of FMSF, on behalf of the Acquiring Fund, and is enforceable against FMSF, on behalf of the Acquiring Fund, in accordance with its terms;

(5)       FMSF, on behalf of the Acquiring Fund, is authorized to issue an unlimited number of shares of beneficial interest, without par value; and

(6)       Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by FMSF, on behalf of the Acquiring Fund.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of FMSF with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of FMSF.

(g)       That there shall be delivered to FMSF, on behalf of the Acquiring Fund, an opinion in form and substance satisfactory to FMSF from Stradley Ronon Stevens & Young, LLP, counsel to the Target Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)       The Target Fund is a validly existing statutory trust in good standing under the laws of the State of Delaware

(2)       The Target Fund is a closed-end management investment company registered under the 1940 Act that operates as an interval fund;

(3)       The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Target Fund; and

(4)       The Plan is the legal, valid and binding obligation of the Target Fund and is enforceable against the Target Fund in accordance with its terms.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Target Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Target Fund.

(h)       That there shall be delivered to the Target Fund and FMSF, on behalf of the Acquiring Fund, an opinion in form and substance satisfactory to it, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to FMSF, on behalf of the Acquiring Fund and the Target Fund, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of FMSF, on behalf of the Acquiring Fund and the Target Fund, with regard to matters of fact:

(1)       The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund Shares followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Target Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)       No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code;

(3)       `No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 1032(a) of the Code;

(4)       No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in complete liquidation pursuant to Section 361(c)(1) of the Code;

(5)       The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of these assets in the hands of the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(6)       The holding periods of the assets of the Target Fund received by the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code;

(7)       No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund Shares solely for the Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code;

(8)       The aggregate tax basis of the Acquiring Fund Shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(9)       The holding period of the Acquiring Fund Shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will include the holding period of the Target Fund Shares surrendered in exchange therefor, provided that the shareholder held the Target Fund Shares as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code;

(10)     The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of Treasury Regulations) the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

No opinion will be expressed as to the effect of the Reorganization on: (i) the Target Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Target Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

4

(a)       That the Acquiring Fund’s Prospectus contained in the Registration Statement with respect to Acquiring Fund Shares to be delivered to Target Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(b)       That the Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each holder of the Target Fund Shares.

(c)       The Target Fund will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by FMSF, on behalf of the Acquiring Fund, all workpapers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to the Target Fund, (4) the Tax books and records of the Target Fund for purposes of preparing any Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 5.2(g).

7.         Expenses.

The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: each Fund will pay 25% of the costs of the Reorganization.  Franklin Mutual Advisers, LLC, the investment manager for each Fund, will pay 50% of the costs of the Reorganization.

8.         Termination; Postponement; Waiver; Order.

(a)       Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of the Target Fund ) to the Closing, or the Closing may be postponed:

(1)       by mutual consent of FMSF, on behalf of the Acquiring Fund, and the Target Fund;

(2)       by the Target Fund if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

(3)       by FMSF, on behalf of the Acquiring Fund, if any conditions of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

(b)       If the transactions contemplated by the Plan have not been consummated by December 31, 2015, the Plan shall automatically terminate on that date, unless a later date is mutually agreed to by officers of FMSF and the Target Fund.

(c)       In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither FMSF, the Acquiring Fund, the Target Fund, nor their trustees, officers, or agents or the shareholders of the Target or Acquiring Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 7 hereof.

(d)       At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by FMSF, on behalf of the Acquiring Fund, or the Target Fund if, in the judgment of their respective officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to a Fund’s shareholders.

(e)       The representations and warranties contained in Section 4 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither FMSF, the Acquiring Fund, the Target Fund, nor any of their respective officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f)        If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of the Target Fund to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of the Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Target Fund, and such term or condition had not been included in the Prospectus/Proxy Statement or other proxy solicitation material furnished to the shareholders of the Target Fund prior to the Special Meeting, the Plan shall not be consummated and shall terminate unless the Target Fund promptly calls a special meeting of its shareholders at which such condition shall be submitted for approval.

9.         Cooperation and Exchange of Information; Reporting Responsibility.

(a)       FMSF and Target Fund will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules, and workpapers and all material records or other documents relating to Tax matters and financial reporting of tax positions of Target Fund and Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.

(b)       Any reporting responsibility of the Target Fund is and shall remain the responsibility of the Target Fund, up to and including the Closing Date, and such later date on which the Target Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the date of Closing (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.

(c)       After the Closing Date, the Target Fund shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Target Fund with respect to the Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

10.       Liability of the Target Fund and the Acquiring Fund.

(a)       The Target Fund acknowledges and agrees that all obligations of FMSF, on behalf of the Acquiring Fund, under the Plan are binding only with respect to FMSF, on behalf of the Acquiring Fund; that any liability of FMSF, on behalf of the Acquiring Fund, under the Plan or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Fund; and that the Target Fund shall not seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Fund, the trustees, officers, employees or agents of the Acquiring Fund, or any of them.

(b)       FMSF, on behalf of the Acquiring Fund, acknowledges and agrees that all obligations of the Target Fund under the Plan are binding only with respect to the Target Fund; that any liability of the Target Fund under the Plan in connection with the transactions contemplated herein, shall be discharged only out of the assets of the Target Fund; and that FMSF, on behalf of the Acquiring Fund, shall not seek satisfaction of any such obligation or liability from the shareholders of the Target Fund, the trustees, officers, employees or agents of the Target Fund, or any of them.

11.       Entire Agreement and Amendments.

The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for.  The Plan may be amended only by mutual consent of the parties in writing.  Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.       Counterparts.

The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.       Governing Law.

The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

14.       Notices.

Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Acquiring Fund, at Franklin Mutual Series Funds, 101 John F. Kennedy Parkway, Short Hills, NJ 07078 Attention: Secretary, or the Target Fund, at 101 John F. Kennedy Parkway, Short Hills, NJ 07078 Attention: Secretary, as the case may be.

15.       Headings.

The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

[Signature Page Follows]

IN WITNESS WHEREOF, FMSF, on behalf of the Acquiring Fund, and the Target Fund have caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

FRANKLIN MUTUAL SERIES FUNDS, on behalf of FRANKLIN MUTUAL QUEST FUND

By:	Name: Title:

FRANKLIN MUTUAL RECOVERY FUND

By:	Name: Title:

With respect to Section 7 of the Plan only: FRANKLIN MUTUAL ADVISERS, LLC

By:	Name: Title:

EXHIBIT B – FINANCIAL HIGHLIGHTS OF THE RECOVERY FUND AND QUEST FUND

Financial Highlights of the Recovery Fund

The Financial Highlights present the Recovery Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns represent the rate that an investor would have earned or lost on an investment in the Recovery Fund assuming reinvestment of dividends and capital gains.  Except for the six months ended September 30, 2014, this information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Recovery Fund’s financial statements, are included in the Recovery Fund’s annual report, which is available upon request.

Recovery Fund

Financial Highlights

Class A	Six Months Ended	2014	Year Ended March 31,			2010
	September 30, 2014 (unaudited)		2013	2012	2011
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period ...............................	$12.25	$10.54	$ 9.49	$10.20	$ 9.75	$7.02
Income from investment operations[a]:
Net investment income[b]..............................................	0.14	0.47[c]	0.23	0.17	0.16[d]	-----[e]
Net realized and unrealized gains (losses)...................	(0.11)	1.53	0.96	(0.56)	0.81	2.84
Total from investment operations ...................................	0.03	2.00	1.19	(0.39)	0.97	2.84
Less distributions from net investment income ...............	-----	(0.29)	(0.14)	(0.32)	(0.52)	(0.11)
Net asset value, end of period.........................................	$12.28	$12.25	$10.54	$ 9.49	$10.20	$9.75
Total return[f].....................................................................	0.24%	19.09%	12.71%	(3.38)%	9.95%	39.86%
Ratios to average net assets[g]
Expenses before waiver, payments by affiliates, unaffiliated fee reimbursement and expense reductions[h]...................................................................	3.75%	3.72%	2.83%	2.75%	3.62%	3.60%
Expenses net of waiver, payments by affiliates, unaffiliated fee reimbursement and expense reduction[h].....................................................................................	1.58% [i]	1.53%[i]	1.62%	2.25%	3.62%	3.09%[i,j]
Expenses incurred in connection with securities sold short................................................................................	0.08%	0.05%	0.04%	0.12%	0.13%	1.26%
Net investment income....................................................	2.11%	4.14%[c]	1.87%	1.81%	1.56%[d]	—-%[k]
Supplemental data
Net assets, end of period (000’s).....................................	$23,146	$24,329	$23,480	$32,629	$65,043	$88,575
Portfolio turnover rate.....................................................	22.54%	58.30%	60.11%	91.52%	65.17%	117.59%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations included in the Semi-Annual Report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Recovery Fund.

b  Based on average daily shares outstanding.

c  Net investment income per share includes approximately $0.23 per share received in the form of special dividends paid in connection with certain Recovery Fund’s holdings.  Excluding this amount, the ratio of net investment income to average net assets would have been 2.10%.

d  Net investment income per share includes approximately $0.14 per share received in the form of a special dividend paid in connection with a corporate real estate investment trust (REIT) conversion.  Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.09%.

e  Amount rounds to less than $0.01 per share.

f  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

g  Ratios are annualized for periods less than one year.

h  Includes dividend and interest expense on securities sold short and security borrowing fees, if any.  See below for the ratios of such expenses to average net assets for the periods presented.

i  Benefit of expense reduction rounds to less than 0.01%.

j  Includes a one-time unaffiliated fee reimbursement of 0.25% associated with borrowing fees.

k  Rounds to less than 0.01%.

Recovery Fund

Financial Highlights

Class C	Six Months Ended	2014	Year Ended March 31,			2010
	September 30, 2014 (unaudited)		2013	2012	2011
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period ..............................	$12.09	$10.41	$ 9.36	$10.05	$ 9.60	$6.91
Income from investment operations[a]:
Net investment income (loss)[b]....................................	0.09	0.38[c]	0.11	0.10	0.09[d]	(0.07)
Net realized and unrealized gains (losses)..................	(0.10)	1.51	1.00	(0.54)	0.79	2.81
Total from investment operations ...................................	(0.01)	1.89	1.11	(0.44)	0.88	2.74
Less distributions from net investment income ..............	----	(0.21)	(0.06)	(0.25)	(0.43)	(0.05)
Net asset value, end of period.........................................	$12.08	$12.09	$10.41	$ 9.36	$10.05	$9.60
Total return[e]....................................................................	(0.08)%	18.23%	11.93%	(4.01)%	9.16%	38.78%
Ratios to average net assets[f]
Expenses before waiver, payments by affiliates, unaffiliated fee reimbursement and expense reductions[g]...................................................................	4.45%	4.44%	3.54%	3.45%	4.32%	4.31%
Expenses net of waiver, payments by affiliates, unaffiliated fee reimbursement and expense reduction[g].....................................................................	2.28%[h]	2.25%[h]	2.33%	2.95%	4.32%	3.80%[h,i]
Expenses incurred in connection with securities sold short................................................................................	0.08%	0.05%	0.04%	0.12%	0.13%	1.26%
Net investment income (loss)..........................................	1.41%	3.42%[c]	1.16%	1.11%	0.86%[d]	(0.71)%
Supplemental data
Net assets, end of period (000’s).....................................	$10,044	$10,573	$11,615	$16,754	$27,432	$38,893
Portfolio turnover rate.....................................................	22.54%	58.30%	60.11%	91.52%	65.17%	117.59%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Semi-Annual Report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Recovery Fund.

b  Based on average daily shares outstanding.

c  Net investment income per share includes approximately $0.23 per share received in the form of a special dividend paid in connection with certain Recovery Fund’s holdings.  Excluding this amount, the ratio of net investment income to average net assets would have been 1.38%.

d  Net investment income per share includes approximately $0.14 per share received in the form of a special dividend paid in connection with a corporate REIT conversion.  Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (0.61%).

e  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f  Ratios are annualized for periods less than one year.

g  Includes dividend and interest expense on securities sold short and security borrowing fees, if any.  See below for the ratios of such expenses to average net assets for the periods presented.

h  Benefit of expense reduction rounds to less than 0.01%.

i  Includes a one-time unaffiliated fee reimbursement of 0.25% associated with borrowing fees.

Recovery Fund

Financial Highlights

Advisor Class	Six Months Ended	2014	Year Ended March 31,
	September 30, 2014 (unaudited)		2013	2012	2011	2010
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period ..............................	$12.34	$10.61	$ 9.56	$10.28	$ 9.83	$7.08
Income from investment operations[a]:
Net investment income[b]..............................................	0.16	0.51[c]	0.15	0.19	0.17[d]	0.02
Net realized and unrealized gains (losses)..................	(0.11)	1.54	1.08	(0.55)	0.83	2.87
Total from investment operations ...................................	0.05	2.05	1.23	(0.36)	1.00	2.89
Less distributions from net investment income ..............	-----	(0.32)	(0.18)	(0.36)	(0.55)	(0.14)
Net asset value, end of period.........................................	$12.39	$12.34	$10.61	$ 9.56	$10.28	$9.83
Total return[e]....................................................................	0.41%	19.46%	13.01%	(3.02)%	10.22%	40.21%
Ratios to average net assets[f]
Expenses before waiver, payments by affiliates, unaffiliated fee reimbursement and expense reductions[g]...................................................................	3.45%	3.44%	2.54%	2.45%	3.32%	3.31%
Expenses net of waiver, payments by affiliates, unaffiliated fee reimbursement and expense reduction[g].....................................................................	1.28%[h]	1.25%[h]	1.33%	1.95%	3.32%	2.80%[h,i]
Expenses incurred in connection with securities sold short................................................................................	0.08%	0.05%	0.04%	0.12%	0.13%	1.26%
Net investment income....................................................	2.41%	4.42%[c]	2.16%	2.11%	1.86%[d]	0.29%
Supplemental data
Net assets, end of period (000’s).....................................	$24,371	$26,529	$25,707	$24,496	$29,269	$39,349
Portfolio turnover rate.....................................................	22.54%	58.30%	60.11%	91.52%	65.17%	117.59%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Semi-Annual Report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Recovery Fund.

b  Based on average daily shares outstanding.

c  Net investment income per share includes approximately $0.23 per share received in the form of a special dividend paid in connection with certain Recovery Fund’s holdings.  Excluding this amount, the ratio of net investment income to average net assets would have been 2.38%.

d  Net investment income per share includes approximately $0.14 per share received in the form of a special dividend paid in connection with a corporate REIT conversion.  Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.39%.

e  Total return is not annualized for periods less than one year.

f  Ratios are annualized for periods less than one year.

g  Includes dividend and interest expense on securities sold short and security borrowing fees, if any.  See below for the ratios of such expenses to average net assets for the periods presented.

h  Benefit of expense reduction rounds to less than 0.01%.

i  Includes a one-time unaffiliated fee reimbursement of 0.25% associated with borrowing fees.

Financial Highlights of the Quest Fund

The Financial Highlights present the Quest Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns represent the rate that an investor would have earned or lost on an investment in the Quest Fund assuming reinvestment of dividends and capital gains.  This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Quest Fund’s financial statements, are included in the Quest Fund’s annual report, which is available upon request.

Quest Fund

Financial Highlights

	Year Ended December 31,
Class A	2014	2013	2012	2011	2010
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year......................	$18.00	$16.41	$16.12	$17.57	$17.12
Income from investment operations[a]:
Net investment income[b]	0.71[c]	0.48	0.37	0.45	0.35[d]
Net realized and unrealized gains (losses).	(0.15)	3.65	1.60	(0.86)	1.34
Total from investment operations.......................	0.56	4.13	1.97	(0.41)	1.69
Less distributions from:
Net investment income..................................	(0.80)	(0.51)	(0.38)	(0.47)	(0.40)
Net realized gains...........................................	(1.74)	(2.03)	(1.30)	(0.57)	(0.84)
Total distributions.................................................	(2.54)	(2.54)	(1.68)	(1.04)	(1.24)
Net asset value, end of year ................................	$16.02	$18.00	$16.41	$16.12	$17.57
Total return[e] ................................	3.11%	25.61%	12.21%	(2.10)%	9.86%
Ratios to average net assets
Expenses[f] ...........................................................	1.11%[g]	1.14%[g]	1.20%	1.16%	1.13%
Expenses incurred in connection with securities sold short........................................	0.04%	0.07%	0.11%	0.06%	0.02%
Net investment income.........................................	3.88%[c]	2.63%	2.18%	2.60%	2.03%[d]
Supplemental data
Net assets, end of year (000’s)	$1,394,138	$1,371,789	$1,101,808	$1,093,539	$1,194,746
Portfolio turnover rate..........................................	65.77%	63.41%	65.21%	107.25%	49.13%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Net investment income per share includes approximately $0.27 per share received in the form of a special dividend paid in connection with certain Fund’s holdings.  Excluding this amount, the ratio of net investment income to average net assets would have been 2.43%.

d Net investment income per share includes approximately $0.06 per share received in the form of a special dividend paid in connection with a corporate real estate investment trust (REIT) conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.67%.

e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

f Includes dividend and interest expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.

g Benefit of expense reduction rounds to less than 0.01%.

Quest Fund

Financial Highlights

	Year Ended December 31,
Class C	2014	2013	2012	2011	2010
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year......................	$17.76	$16.24	$15.96	$17.39	$16.97
Income from investment operations[a]:
Net investment income[b] .................................	0.57[c]	0.35	0.25	0.33	0.23[d]
Net realized and unrealized gains (losses).	(0.14)	3.59	1.59	(0.85)	1.30
Total from investment operations.......................	0.43	3.94	1.84	(0.52)	1.53
Less distributions from:
Net investment income..................................	(0.67)	(0.39)	(0.26)	(0.34)	(0.27)
Net realized gains...........................................	(1.74)	(2.03)	(1.30)	(0.57)	(0.84)
Total distributions.................................................	(2.41)	(2.42)	(1.56)	(0.91)	(1.11)
Net asset value, end of year ................................	$15.78	$17.76	$16.24	$15.96	$17.39
Total return[e] ............................................................	2.42%	24.74%	11.42%	(2.82)%	9.08%
Ratios to average net assets
Expenses[f]................................................................	1.81%[g]	1.84%[g]	1.90%	1.86%	1.83%
Expenses incurred in connection with securities sold short........................................	0.04%	0.07%	0.11%	0.06%	0.02%
Net investment income.........................................	3.18%[c]	1.93%	1.48%	1.90%	1.33%[d]
Supplemental data
Net assets, end of year (000’s) ...........................	$397,963	$406,304	$333,908	$338,983	$392,134
Portfolio turnover rate..........................................	65.77%	63.41%	65.21%	107.25%	49.13%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b  Based on average daily shares outstanding.

c  Net investment income per share includes approximately $0.27 per share received in the form of a special dividend paid in connection with certain Fund’s holdings.  Excluding this amount, the ratio of net investment income to average net assets would have been 1.73%.

d  Net investment income per share includes approximately $0.06 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.97%.

e  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

f  Includes dividend and interest expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.

g  Benefit of expense reduction rounds to less than 0.01%.

Quest Fund

Financial Highlights

	Year Ended December 31,
Class Z	2014	2013	2012	2011	2010
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year......................	$18.18	$16.55	$16.24	$17.70	$17.24
Income from investment operations[a] :
Net investment income[b] .................................	0.78[c]	0.54	0.43	0.51	0.41[d]
Net realized and unrealized gains (losses).	(0.16)	3.68	1.61	(0.88)	1.34
Total from investment operations.......................	0.62	4.22	2.04	(0.37)	1.75
Less distributions from:
Net investment income..................................	(0.85)	(0.56)	(0.43)	(0.52)	(0.45)
Net realized gains...........................................	(1.74)	(2.03)	(1.30)	(0.57)	(0.84)
Total distributions.................................................	(2.59)	(2.59)	(1.73)	(1.09)	(1.29)
Net asset value, end of year ................................	$16.21	$18.18	$16.55	$16.24	$17.70
Total return.............................................................	3.44%	25.97%	12.57%	(1.83)%	10.16%
Ratios to average net assets
Expenses[e] ................................................................	0.81%[f]	0.84%[f]	0.90%	0.86%	0.83%
Expenses incurred in connection with securities sold short........................................	0.04%	0.07%	0.11%	0.06%	0.02%
Net investment income.........................................	4.18%[c]	2.93%	2.48%	2.90%	2.33%[d]
Supplemental data
Net assets, end of year (000’s) ...........................	$4,116,651	$4,270,828	$3,582,856	$3,413,759	$3,701,894
Portfolio turnover rate..........................................	65.77%	63.41%	65.21%	107.25%	49.13%

a   The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b  Based on average daily shares outstanding.

c   Net investment income per share includes approximately $0.27 per share received in the form of a special dividend paid in connection with certain Fund’s holdings.  Excluding this amount, the ratio of net investment income to average net assets would have been 2.73%.

d  Net investment income per share includes approximately $0.06 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.97%.

e  Includes dividend and interest expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.

f   Benefit of expense reduction rounds to less than 0.01%.

EXHIBIT C – PRINCIPAL HOLDERS OF SECURITIES

Name and Address	Share Class	Percentage (%)
Recovery Fund Quest Fund

C-1

EXHIBIT D – PROSPECTUS (enclosed)

FRANKLIN MUTUAL QUEST FUND

PROSPECTUS DATED MAY 1, 2015

The prospectus of Franklin Mutual Quest Fund dated May 1, 2015, is part of this Prospectus/Proxy Statement and will be included in the mailing to all shareholders of record of Franklin Mutual Recovery Fund.  For purposes of this EDGAR filing, the prospectus of Franklin Mutual Quest Fund dated May 1, 2015, is incorporated by reference from the electronic filing on Form N-1A made by Franklin Mutual Series Funds on ______________, 2015, under Accession No. ________________________.

D-1

EVERY SHAREHOLDER'S VOTE IS IMPORTANT

PLEASE DETACH AT PERFORATION BEFORE MAILING.

PROXY                                                                                                                                                                                    PROXY

FRANKLIN MUTUAL RECOVERY FUND

SPECIAL MEETING OF SHAREHOLDERS

July 15, 2015

The undersigned hereby revokes all previous proxies for his/her shares of Franklin Mutual Recovery Fund (the “Recovery Fund”) and appoints Craig S. Tyle, Alison Baur, Steven J. Gray, Karen L. Skidmore and Lori A. Weber, and each of them, proxies of the undersigned with full power of substitution to vote all shares of the Recovery Fund that the undersigned is entitled to vote at the Recovery Fund’s Special Meeting of Shareholders (“Meeting”) to be held at One Franklin Parkway, San Mateo, California 94403-1906 at [2:00] p.m., Pacific time on July 15, 2015 including any postponements or adjournments thereof, upon the matter set forth below and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

This proxy is solicited on behalf of the Board of Trustees of the Recovery Fund.  It will be voted as specified.  If no specification is made, this proxy shall be voted FOR the proposal regarding the reorganization of the Recovery Fund pursuant to the Agreement and Plan of Reorganization with Franklin Mutual Quest Fund (the “Quest Fund”), a series of Franklin Mutual Series Funds.  If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY.  THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

[VOTE VIA THE INTERNET:

www.franklintempleton.com

VOTE VIA THE TELEPHONE: [1-866-241-6192]

CONTROL NUMBER: 999 9999 9999 999]

Note:  Please sign exactly as your name appear on the proxy.  If signing for estates, trusts or corporations, your title or capacity should be stated.  If shares are held jointly, one or more joint owners should sign personally.

___________________________________

Signature

___________________________________

Signature (if held jointly)

___________________________________

Date

(Please see reverse side)

EVERY SHAREHOLDER'S VOTE IS IMPORTANT

C-1

PLEASE SIGN, DATE AND RETURN YOUR PROXY TODAY

Please detach at perforation before mailing.

--------------------------------------------------------------------------------------

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1.

Please mark votes as in this example:  [X]

FOR	AGAINST	ABSTAIN

1. To approve an Agreement and Plan of Reorganization between the Recovery Fund and Franklin Mutual Series Funds, on behalf of the Quest Fund, that provides for the reorganization of the Recovery Fund from a closed-end investment company operating as an interval fund into an open-end investment company through: (i) the acquisition of substantially all of the assets of the Recovery Fund by the Quest Fund in exchange solely for shares of the Quest Fund, (ii) the distribution of such shares to the shareholders of the Recovery Fund, and (iii) the complete liquidation and dissolution of the Recovery Fund.

☐	☐	☐

IMPORTANT:  PLEASE SIGN AND MAIL IN YOUR PROXY TODAY

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE.  NO POSTAGE IS REQUIRED IF MAILED IN THE U.S.

D-1

PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR

FRANKLIN MUTUAL QUEST FUND,

a series of

FRANKLIN MUTUAL SERIES FUNDS

Dated May ____, 2015

Acquisition of Substantially All of the Assets of:

FRANKLIN MUTUAL RECOVERY FUND

By and in exchange for shares of

FRANKLIN MUTUAL QUEST FUND

(a series of Franklin Mutual Series Funds)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of Franklin Mutual Recovery Fund (the “Recovery Fund”) by and in exchange for Class A, Class C and Class Z shares of Franklin Mutual Quest Fund (the “Quest Fund”).

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, is attached hereto and, except as noted below, is incorporated by reference herein (is legally considered to be part of this SAI):

1            Statement of Additional Information of the Recovery Fund dated August 1, 2014 (previously filed on EDGAR, Accession No. 0001379491-14-000845).

2            Statement of Additional Information of the Quest Fund dated May 1, 2015 (previously filed on EDGAR, Accession No.____________).

3            Annual Report of the Recovery Fund for the fiscal year ended March 31, 2014 (previously filed on EDGAR, Accession No. 0001217951-14-000011).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report is incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

4            Annual Report of the Quest Fund for the fiscal year ended December 31, 2014 (previously filed on EDGAR, Accession No. 0000825063-15-000004).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report is incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

5            Semi-Annual Report of the Recovery Fund for the fiscal period ended September 30, 2014 (previously filed on EDGAR, Accession No. 0001217951-14-000032).  Only the unaudited financial statements included in the Semi-Annual Report is incorporated herein by reference, and no other parts of the Semi-Annual Report are incorporated herein by reference.

This SAI is not a prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated May___, 2015, relating to the above-referenced transaction.  You can request a copy of the Prospectus/Proxy Statement by calling (800) DIAL BEN or by writing Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

Pro Forma Financial Information

Pro forma financial information has not been prepared for the reorganization of the Recovery into the Quest Fund because the net asset value of the Recovery Fund does not exceed ten percent of the Quest Fund’s net asset value as measured on March 31, 2015.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware statutory trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 11(a), 12(a), 14(a) and 16(a)

(1))	Copies of the charter of the Registrant as now in effect;

(a)

Agreement and Declaration of Trust of Franklin Mutual Series Funds dated October 18, 2006

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2008

(b)

Certificate of Trust of Franklin Mutual Series Funds dated October 18, 2006

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2008

(c)

Certificate of Amendment dated December 4, 2006 of Agreement and Declaration of Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2008

(d) Certificate of Amendment dated December 4, 2006 to the Certificate of Trust dated October 18, 2006
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 28, 2008

(e) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Mutual Series Funds dated October 20, 2008
Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: May 27, 2009

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a) By-Laws of Franklin Mutual Series Funds effective as of October 18, 2006 Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 28, 2008

(b)

Certificate of Amendment dated December 4, 2006 of By-Laws dated October 18, 2006

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2008

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)

Form of Plan of Reorganization of the Franklin Mutual Series Funds on behalf of Franklin Mutual Quest Fund and Franklin Mutual Recovery Fund is filed herewith as Exhibit A to the Prospectus/Proxy Statement

(5)

Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)

Article III, V, VI, VIII and X of Agreement and Declaration of Trust of the Registrant

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2008

(b) Articles II, VI, VII ,and VIII of the By-Laws of the Registrant Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 28, 2008

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Investment Management Agreement dated May 1, 2008, between the Registrant on behalf of the Mutual Beacon Fund and Franklin Mutual Advisers, LLC.

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: May 27, 2009

(b)

Investment Management Agreement dated May 1, 2008, between the Registrant on behalf of the Mutual Global Discovery Fund and Franklin Mutual Advisers, LLC.

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: May 27, 2009

(c)

Addendum dated June 1, 2011 to Investment Management Agreement made as of May 1, 2008 and amended July 1, 2010 between the Registrant on behalf of the Mutual Global Discovery Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 26, 2012

(d)

Investment Management Agreement dated May 1, 2008, between the Registrant on behalf of the Mutual European Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: May 27, 2009

(e)

Investment Management Agreement dated May 1, 2008, between the Registrant on behalf of the Mutual Financial Services Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File Quest No. 033-18516

Filing Date: May 27, 2009

(f)

Investment Management Agreement dated May 1, 2008 between the Registrant on behalf of the Mutual Quest Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: May 27, 2009

(g)

Investment Management Agreement dated May 1, 2008 between the Registrant on behalf of the Mutual Shares Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: May 27, 2009

(h)

Addendum dated July 1, 2012 to Investment Management Agreement made as of May 1, 2008, between the Registrant on behalf of the Mutual Shares Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(i)

Investment Management Agreement dated May 1, 2009 between the Registrant on behalf of the Mutual International Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2009

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Distribution Agreement dated January 1, 2011 between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 44 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2011

(b)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 44 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2011

(8)

Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: December 24, 1998

(b)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of The New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: December 24, 1998

(c)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: December 24, 1998

(d)

Amendment dated October 15, 2013, to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 26, 2014

(e)

Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: December 20, 2001

(f)

Amendment dated October 15, 2013, to Schedule 1 of the Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of The New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 26, 2014

(g)

Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon as of May 16, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: December 20, 2001

(h)

Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 26, 2012

(i)

Amendment dated September 1, 2011, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 26, 2012

(j)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 26, 2012

(k)

Amendment dated October 15, 2013, to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 26, 2014

(10)

Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf on Mutual Beacon Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: June 14, 2010

(b)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Global Discovery Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: June 14, 2010

(c)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual European Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: June 14, 2010

(d)

Amended and Restated Class A Distribution Plan dated February 1, 2009 pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Financial Services Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

Filing No. 033-18516

Filing Date: June 14, 2010

(e)

Amended and Restated Class A Distribution Plan dated February 1,

2009, pursuant to Rule 12b-1 between the Registrant, on behalf of

Mutual Quest Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No 033-18516

Filing Date: June 14, 2010

(f)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Shares Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No 033-18516

Filing Date: June 14, 2010

(g)

Class A Distribution Plan dated May 1, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual International Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No 033-18516

Filing Date: April 28, 2009

(h)

Amended and Restated Class C Distribution Plan dated July 14, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Beacon Fund, Mutual Global Discovery Fund, Mutual European Fund, Mutual Financial Services fund, Mutual International Fund, Mutual Quest Fund, and Mutual Shares Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No 033-18516

Filing Date: June 14, 2010

(i)

Amended and Restated Class R Distribution Plan dated July 14, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Global Discovery Fund, Mutual International Fund, Mutual Quest Fund and Mutual Shares Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No 033-18516

Filing Date: October 28, 2009

(j)

Amended and Restated Class R Distribution Plan dated October 30, 2009 pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Beacon Fund and Mutual European Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No 033-18516

Filing Date: October 28, 2009

(k)

Amended and Restated Multiple Class Plan on behalf of Mutual Beacon Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(l)

Amended and Restated Multiple Class Plan on behalf of Mutual Global Discovery Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(m)

Amended and Restated Multiple Class Plan on behalf of Mutual European Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(n)

Amended and Restated Multiple Class Plan on behalf of Mutual Financial Services Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(o)

Amended and Restated Multiple Class Plan on behalf of Mutual Shares Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(p)

Amended and Restated Multiple Class Plan on behalf of Mutual International Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(q)

Amended and Restated Multiple Class Plan on behalf of Mutual Quest Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a) Legal Opinion dated April 14, 2015

(12)

An opinion and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

To be filed by amendment

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Amended and Restated Fund Administration Agreement dated May 21, 2012, between the Registrant, on behalf of Mutual Beacon Fund, Mutual European Fund, Mutual Financial Services Fund, Mutual Global Discovery Fund, Mutual International Fund, Mutual Quest Fund and Mutual Shares Fund, and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2014

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act:

(a) Consent of Independent Registered Public Accounting Firm

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney dated February 25, 2015
(b) Powers of Attorney dated April 8, 2015 - David W. Niemiec and Gregory H. Williams

(17)	Any additional exhibits which the Registrant may wish to file.

(a) Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 28, 2014

Item 17. Undertakings

(a)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)

The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement to be signed on its behalf of the registrant, in the City of San Mateo and the State of California, on the 13th day of April, 2015.

            Franklin Mutual Series Funds

(Registrant)

By: /s/STEVEN J. GRAY

Steven J. Gray

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Peter A. Lanagerman *	Trustee, President and Chief Executive
Peter A. Lanagerman	Officer-Investment Management
Dated: April 13, 2015

Laura F. Fergerson*	Chief Executive Officer-Finance
Laura F. Fergerson	and Administration
Dated: April 13, 2015

Robert G. Kubilis*	Chief Financial Officer and Chief
Robert G. Kubilis	Accounting Officer
Dated: April 13, 2015

Edward I. Altman*	Trustee
Edward I. Altman	Dated: April 13, 2015

Ann Torre Bates*	Trustee
Ann Torre Bates	Dated: April 13, 2015

Burton J. Greenwald*	Trustee
Burton J. Greenwald	Dated: April 13, 2015

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: April 13, 2015

Keith E. Mitchell*	Trustee
Keith E. Mitchell	Dated: April 13, 2015

David W. Niemiec*	Trustee
David W. Niemiec	Dated: April 13, 2015

Charles Rubens II*	Trustee
Charles Rubens II	Dated: April 13, 2015

Jan Hopkins Trachtman*	Trustee
Jan Hopkins Trachtman	Dated: April 13, 2015

Robert E. Wade*	Trustee
Robert E. Wade	Dated: April 13, 2015

Gregory H. Williams*	Trustee
Gregory H. Williams	Dated: April 13, 2015

*By /s/STEVEN J. GRAY

Steven J. Gray

Attorney-in-Fact

(Pursuant to Powers of Attorney filed herewith)

FRANKLIN MUTUAL SERIES FUNDS

N-14 REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(11)(a)	Legal Opinion dated April 14, 2015	Attached

EX-99.(12)(a)

Opinion and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus

To be filed by Amendment

EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm	Attached

EX-99.(16)(a)	Powers of Attorney dated February 25, 2015	Attached

EX-99(16)(b)	Powers of Attorney dated April 8, 2015 - David W. Niemiec and Gregory H. WilliamS	Attached